PROSPECTUS


                           STI CLASSIC VARIABLE TRUST



                            CAPITAL APPRECIATION FUND



                                   MAY 1, 2004


                         INVESTMENT ADVISER TO THE FUND:
                 TRUSCO CAPITAL MANAGEMENT, INC. (THE "ADVISER")



                    [STI CLASSIC VARIABLE TRUST logo omitted]


     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
      THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                      [This page left intentionally blank]

PROSPECTUS

---------------------
ABOUT THIS PROSPECTUS
---------------------

The STI Classic Variable Trust is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. The Funds are available to the public only through the purchase of certain variable annuity and variable life insurance contracts (Contracts) issued by various life insurance companies. This prospectus gives you important information about the Capital Appreciation Fund (Fund) that you should know before investing. Please read this prospectus in conjunction with your Contract prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:




2 CAPITAL APPRECIATION FUND

2 FUND SUMMARY

2 INVESTMENT STRATEGY

2 WHAT ARE THE PRINCIPAL RISKS OF INVESTING
  IN THIS FUND?

2 PERFORMANCE INFORMATION

3 FUND FEES AND EXPENSES

4 MORE INFORMATION ABOUT RISK

5 MORE INFORMATION ABOUT FUND INVESTMENTS

5 INVESTMENT ADVISER

5 PORTFOLIO MANAGER

5 PURCHASING AND SELLING FUND SHARES

6 DIVIDENDS AND DISTRIBUTIONS

7 TAXES

8 FINANCIAL HIGHLIGHTS

12 HOW TO OBTAIN MORE INFORMATION ABOUT THE
   STI CLASSIC VARIABLE TRUST


--------------------------------------------------------------------------------
[suitcase graphic omitted]         FUND SUMMARY

[telescope graphic omitted]        INVESTMENT STRATEGY

[life preserver graphic omitted]   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                   THIS FUND?

[bullseye graphic omitted]         PERFORMANCE INFORMATION

[index chart graphic omitted]      WHAT IS AN INDEX?

[coins graphic omitted]            FUND EXPENSES

[magnifier graphic omitted]        INVESTMENT ADVISER

[handshake graphic omitted]        HOW TO PURCHASE FUND SHARES


--------------------------------------------------------------------------------

MAY 1, 2004

                      [This page left intentionally blank]

                                                                    PROSPECTUS 1

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                                                         RISK/RETURN INFORMATION
--------------------------------------------------------------------------------

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that the Adviser believes will help the Fund achieve its goal. Still, investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which it trades. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

2 PROSPECTUS
--------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------


[suitcase graphic omitted] FUND SUMMARY

INVESTMENT GOAL                           Capital appreciation
---------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                          U.S. common stocks
---------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                    Moderate
---------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY             Attempts to identify companies with above average growth potential
---------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                          Investors who want the value of their investment to grow, but do not need to receive income on their investment
---------------------------------------------------------------------------------------------------------------------

[telescope graphic omitted] INVESTMENT STRATEGY

The Capital Appreciation Fund invests primarily in U.S. common stocks and other equity securities that the Adviser believes have strong business fundamentals, such as revenue growth, cash flows, and earnings trends. In selecting investments for the Fund, the Adviser chooses companies that it believes have above average growth potential. The Adviser uses a "bottom-up" process based on individual company earnings trends and fundamentals to determine the weighting of the Fund's investments in various equity market sectors. The Adviser's strategy focuses primarily on large-cap stocks but will also utilize mid-cap stocks. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs. In addition, in order to better effect its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

[life preserver graphic omitted] WHAT ARE THE PRINCIPAL RISKS
                                 OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

[bullseye graphic omitted] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT THE IMPACT OF ANY CONTRACT EXPENSES, FEES OR CHARGES. IF THESE CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN SHOWN.

[bar chart omitted]
[plot points are as follows:]

1996                   23.75%
1997                   36.54%
1998                   28.97%
1999                    8.73%
2000                    3.07%
2001                   -5.34%
2002                  -21.89%
2003                   18.45%


            BEST QUARTER              WORST QUARTER
               22.64%                    -14.76%
             (12/31/98)                (09/30/01)

                                                                    PROSPECTUS 3

--------------------------------------------------------------------------------
                                                       CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2003, TO THOSE OF THE S&P 500[R] INDEX.

                                                     SINCE
                             1 YEAR    5 YEARS   INCEPTION*
--------------------------------------------------------------------------------
CAPITAL APPRECIATION
   FUND                      18.45%     -0.37%    10.56%
--------------------------------------------------------------------------------
S&P 500[R] INDEX
   (REFLECTS NO
   DEDUCTION FOR FEES,
   EXPENSES OR TAXES)        28.69%     -0.57%     9.86%
--------------------------------------------------------------------------------
* THE FUND'S INCEPTION DATE IS OCTOBER 2, 1995. INDEX RETURNS PROVIDED FROM SEPTEMBER 30, 1995.

--------------------------------------------------------------------------------
[index chart graphic omitted] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500[R] Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.



[coins graphic omitted] FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. THIS TABLE DOES NOT, HOWEVER, INCLUDE ANY SEPARATE ACCOUNT OR CONTRACT EXPENSES, FEES OR CHARGES.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

Investment Advisory Fees                                               1.15%
Other Expenses                                                         0.35%
                                                                       -----
Total Annual Fund Operating Expenses                                   1.50%*
--------------------------------------------------------------------------------
* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                       Capital Appreciation Fund -- 1.15%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $117            $440            $785          $1,761

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

4 PROSPECTUS

--------------------------------------------------------------------------------
MORE INFORMATION ABOUT RISK
--------------------------------------------------------------------------------

[life preserver graphic omitted] MORE INFORMATION
                                 ABOUT RISK

DERIVATIVES RISK

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. The Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

   o The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.
   o The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.
   o There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives.
   o There may not be a liquid secondary market for derivatives.
   o Trading restrictions or limitations may be imposed by an exchange.
   o Government regulations may restrict trading in derivatives.
   o The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counterparty risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EQUITY RISK

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause the Fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

EXCHANGE TRADED FUND RISK

The Fund may purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

                                                                    PROSPECTUS 5

--------------------------------------------------------------------------------
                                         MORE INFORMATION ABOUT FUND INVESTMENTS
--------------------------------------------------------------------------------

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, the Fund cannot guarantee that it will achieve its investment goal.

[magnifier graphic omitted] INVESTMENT ADVISER

Trusco Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Fund. As of December 31, 2003, Trusco had approximately $50.2 billion in assets under management. For the fiscal period ended December 31, 2003, the Adviser received advisory fees of 1.54% of the Fund's daily net assets.

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

The Adviser may compensate, from its own assets, insurance companies for providing administrative services in connection with the Fund offered under its Contracts.

The Securities and Exchange Commission (SEC) recently adopted new rules and rule amendments under the Investment Advisers Act of 1940, that address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of the Fund.

Information regarding the Adviser's, and thus the Fund's Proxy Voting Policies and Procedures are provided in the Statement of Additional Information. A copy of the Adviser's Proxy Voting Policies and Procedures may be obtained by calling at 1-800-874-4770, Option 5, or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGER

Mr. Robert J. Rhodes, CFA, joined Trusco in 1973. Mr. Rhodes has served as Executive Vice President and head of the equity funds group at Trusco since February 2000, after serving as Director of Research at Trusco from 1980 to 2000. He has managed the Fund since June 2000 and is supported by a back-up portfolio manager. He has more than 31 years of investment experience.

[handshake graphic omitted] PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Fund.

HOW TO PURCHASE FUND SHARES

Generally, you may not purchase Fund shares directly. Rather, Fund shares are sold to insurance companies for their separate accounts. Separate accounts are used by insurance companies to fund variable annuity and variable life insurance contracts. As a result, you, as a customer of an insurance company, may allocate value under a Contract to the Fund. An insurance company purchases and redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate

6 PROSPECTUS

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

account investment division, policy loans, repayments and benefit payments to the terms of the Contract at the Fund's net asset value per share calculated as of that same day. Please refer to the Contract prospectus for information on how to make investments and redemptions.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order. The Fund calculates its NAV once each Business Day as of the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV your insurance company must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW THE FUND CALCULATES NAV

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that the market price is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

HOW TO SELL YOUR FUND SHARES

You may sell or redeem your shares on any Business Day by contacting your insurance company. All redemption requests will be processed and payments will be made within seven days after tender. Your insurance company will give you information about how to sell your shares. The sale price of each share will be the next NAV determined after the insurance company receives your request. Your insurance company or retirement plan sponsor may have different cut-off times for determining NAV. Please refer to the Contract prospectus for information on how to make investments and redemptions.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

SHORT-TERM TRADING

The Fund is not intended as a vehicle for short-term trading. Short-term trading activity may interfere with Fund management and may have an adverse effect on all shareholders. In order to limit short-term trading activity and in other circumstances where it is in the best interests of the Fund, the Fund reserves the right to limit the amount or number of trades or reject, restrict, or refuse purchases if the Fund or its manager(s) believes the Fund would be harmed or unable to invest effectively.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its net investment income quarterly. The Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution. Dividends are paid in the form of additional shares.

                                                                    PROSPECTUS 7

--------------------------------------------------------------------------------
                                                                           TAXES
--------------------------------------------------------------------------------

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its insurance company shareholders. This summary is based on current tax laws, which may change. For more information about the tax consequences of an investment in an insurance contract, see the attached Contract prospectus.

The Fund expects that it will not have to pay income taxes if it distributes all of its income and gains. Net income and realized capital gains that the Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the Contract prospectus.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

8 PROSPECTUS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below for the periods ended December 31, 2002 and 2003 has been audited by PricewaterhouseCoopers LLP. The information for prior periods has been audited by a predecessor independent accounting firm, which has ceased operations. The Reports of Independent Auditors for each such period, along with the Fund's financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The December 31, 2003 Annual Report is available upon request and without charge by calling 1-800-428-6970. The December 31, 2003 Annual Report is incorporated by reference into the Statement of Additional Information.

For the Years or Periods Ended December 31,
For a Share Outstanding Throughout Each Year or Period


                                          NET REALIZED
               NET ASSET        NET           AND                      DIVIDENDS                           TOTAL
                 VALUE,     INVESTMENT     UNREALIZED        TOTAL      FROM NET     DISTRIBUTIONS       DIVIDENDS      NET ASSET
               BEGINNING      INCOME     GAINS (LOSSES)      FROM      INVESTMENT    FROM REALIZED          AND        VALUE, END
               OF PERIOD      (LOSS)     ON INVESTMENTS   OPERATIONS     INCOME      CAPITAL GAINS     DISTRIBUTIONS    OF PERIOD
               ---------    ----------   --------------   ----------   ----------    -------------     -------------    ---------
-------------------------
CAPITAL APPRECIATION FUND
-------------------------
2003 .........   $13.01      $(0.03)*        $2.43*          $2.40         $--           $--               $--            $15.41
2002 .........    17.48       (0.07)         (3.74)          (3.81)         --         (0.66)            (0.66)            13.01
2001 .........    20.02       (0.05)         (1.27)          (1.32)         --         (1.22)            (1.22)            17.48
2000 .........    20.27        0.03           0.65            0.68       (0.03)        (0.90)            (0.93)            20.02
1999 .........    20.04        0.04           1.65            1.69       (0.04)        (1.42)            (1.46)            20.27


                                                              RATIO OF           RATIO OF
                                             RATIO OF            NET           EXPENSES TO
                                                NET          INVESTMENT        AVERAGE NET
                           NET ASSETS,      EXPENSES TO     INCOME (LOSS)    ASSETS (EXCLUDING    PORTFOLIO
                  TOTAL       END OF          AVERAGE        TO AVERAGE         WAIVERS AND        TURNOVER
                 RETURN+   PERIOD (000)     NET ASSETS       NET ASSETS       REIMBURSEMENTS)        RATE
                 -------   ------------     ----------       ----------       ---------------      ---------
2003 .........    18.45%     $59,367           1.15%           (0.21)%             1.50%              91%
2002 .........   (21.89)      56,718           1.15            (0.41)              1.46               67
2001 .........    (5.34)      86,499           1.15            (0.30)              1.44               88
2000 .........     3.07      101,964           1.15             0.17               1.38              105
1999 .........     8.73      134,072           1.15             0.20               1.36              168

+ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. RETURNS DO
  NOT REFLECT CHARGES UNDER YOUR CONTRACT; IF THOSE CHARGES WERE REFLECTED, RETURNS WOULD BE LOWER.
* AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                                                    PROSPECTUS 9

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                                                                           NOTES
--------------------------------------------------------------------------------

10 PROSPECTUS

--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

                                                                   PROSPECTUS 11

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                                                                           NOTES
--------------------------------------------------------------------------------

12 PROSPECTUS

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HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC VARIABLE TRUST
--------------------------------------------------------------------------------

STI CLASSIC VARIABLE TRUST


INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303


DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456


LEGAL COUNSEL

Morgan, Lewis & Bockius LLP


More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated May 1, 2004, includes detailed information about the STI Classic Variable Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's manager about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:
Call 1-800-428-6970

BY MAIL:
Write to the Fund
c/o SEI Investments Distribution Co.
Oaks, Pennsylvania 19456


FROM THE SEC: You can also obtain documents, and other information about the STI Classic Variable Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov. The Fund's Investment Company Act registration number is 811-09032.

                                   PROSPECTUS


                           STI CLASSIC VARIABLE TRUST



                             GROWTH AND INCOME FUND



                                   MAY 1, 2004


                         INVESTMENT ADVISER TO THE FUND:
                 TRUSCO CAPITAL MANAGEMENT, INC. (THE "ADVISER")




                   [STI CLASSIC VARIABLE TRUST logo omitted]

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
      THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                      [This page left intentionally blank]

PROSPECTUS

---------------------
ABOUT THIS PROSPECTUS
---------------------


The STI Classic Variable Trust is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. The Funds are available to the public only through the purchase of certain variable annuity and variable life insurance contracts (Contracts) issued by various life insurance companies. This prospectus gives you important information about the Growth and Income Fund (Fund) that you should know before investing. Please read this prospectus in conjunction with your Contract prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:



 2 GROWTH AND INCOME FUND

 2 FUND SUMMARY

 2 INVESTMENT STRATEGY

 2 WHAT ARE THE PRINCIPAL RISKS OF INVESTING
   IN THIS FUND?

 3 PERFORMANCE INFORMATION

 4 FUND FEES AND EXPENSES

 5 MORE INFORMATION ABOUT RISK

 6 MORE INFORMATION ABOUT FUND INVESTMENTS

 6 INVESTMENT ADVISER

 7 PORTFOLIO MANAGER

 7 PURCHASING AND SELLING FUND SHARES

 8 DIVIDENDS AND DISTRIBUTIONS

 8 TAXES

 9 FINANCIAL HIGHLIGHTS

12 HOW TO OBTAIN MORE INFORMATION ABOUT THE
   STI CLASSIC VARIABLE TRUST


--------------------------------------------------------------------------------
[suitcase graphic omitted]          FUND SUMMARY

[telescope graphic omitted]         INVESTMENT STRATEGY

[life preserver graphic omitted]    WHAT ARE THE PRINCIPAL RISKS OF INVESTING
                                    IN THIS FUND?

[bullseye graphic omitted]          PERFORMANCE INFORMATION

[index chart graphic omitted]       WHAT IS AN INDEX?

[coins graphic omitted]             FUND EXPENSES

[magnifier graphic omitted]         INVESTMENT ADVISER

[handshake graphic omitted]         HOW TO PURCHASE FUND SHARES

--------------------------------------------------------------------------------

MAY 1, 2004

                      [This page left intentionally blank]

                                                                    PROSPECTUS 1

--------------------------------------------------------------------------------
                                                         RISK/RETURN INFORMATION
--------------------------------------------------------------------------------

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that the Adviser believes will help the Fund achieve its goal. Still, investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which it trades. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

2  PROSPECTUS

--------------------------------------------------------------------------------
GROWTH AND INCOME FUND
--------------------------------------------------------------------------------


[suitcase graphic omitted] FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                   Long-term capital appreciation
  SECONDARY                                 Current income
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Equity securities
--------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
--------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify securities of companies with market capitalizations of at least $1.5 billion with attractive valuation and/or above average earnings potential relative either to their sectors or the market as a whole
--------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who are looking for capital appreciation potential and some income with less volatility than the equity market as a whole
--------------------------------------------------------------------------------------------------------------------------


[telescope graphic omitted] INVESTMENT STRATEGY

The Growth and Income Fund invests primarily in equity securities, including common stocks of domestic companies and listed American Depositary Receipts
(ADRs) of foreign companies, all with market capitalizations of at least $1.5 billion. However, the average market capitalization can vary throughout a full market cycle and will be flexible to allow the Adviser to capture market opportunities. The Adviser uses a quantitative screening process to identify companies with attractive fundamental profiles. The portfolio management team selects stocks of companies with strong financial quality and above average earnings potential to secure the best relative values in each economic sector. In addition, in order to better effect its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

[life preserver graphic omitted] WHAT ARE THE PRINCIPAL RISKS
                                 OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                                    PROSPECTUS 3

--------------------------------------------------------------------------------
                                                          GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

[bullseye graphic omitted] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT THE IMPACT OF ANY CONTRACT EXPENSES, FEES OR CHARGES. IF THESE CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN SHOWN.


[bar chart omitted]
[plot points are as follows:]

2000                 9.32%
2001                -5.57%
2002               -20.59%
2003                26.49%

            BEST QUARTER              WORST QUARTER
               14.73%                    -18.63%
             (06/30/03)                (09/30/02)

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2003, TO THOSE OF THE S&P 500[R]/BARRA VALUE INDEX.

                                  1 YEAR     SINCE INCEPTION*
--------------------------------------------------------------------------------
GROWTH AND INCOME FUND            26.49%           0.91%
--------------------------------------------------------------------------------
S&P 500[R]/BARRA VALUE INDEX
(REFLECTS NO DEDUCTION FOR FEES,
EXPENSES OR TAXES)                31.79%          -0.58%
--------------------------------------------------------------------------------
* THE FUND'S INCEPTION DATE IS DECEMBER 30, 1999. INDEX RETURNS PROVIDED FROM DECEMBER 31, 1999.

--------------------------------------------------------------------------------
[index chart graphic omitted] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500[R]/BARRA Value Index is a widely-recognized index comprised of securities in the S&P 500[R] Index that have lower price-to-book ratios. The S&P 500[R] Index is a widely-recognized, market value-weighted (higher market value stocks have more influence that lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

4 PROSPECTUS

--------------------------------------------------------------------------------
GROWTH AND INCOME FUND
--------------------------------------------------------------------------------


[coins graphic omitted] FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. THIS TABLE DOES NOT, HOWEVER, INCLUDE ANY SEPARATE ACCOUNT OR CONTRACT EXPENSES, FEES OR CHARGES.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

Investment Advisory Fees                                               0.90%
Other Expenses                                                         1.30%
                                                                       -----
Total Annual Fund Operating Expenses                                   2.20%
Fee Waivers and Expense Reimbursements                                (1.00)%
                                                                      -------
Net Expenses*                                                          1.20%*
--------------------------------------------------------------------------------
* THE FUND'S ADVISER HAS CONTRACTUALLY AGREED TO WAIVE FEES AND REIMBURSE EXPENSES UNTIL MAY 1, 2005 IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 1.20%.

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $122            $592           $1,088         $2,456


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                                    PROSPECTUS 5

--------------------------------------------------------------------------------
                                                     MORE INFORMATION ABOUT RISK
--------------------------------------------------------------------------------


[life preserver graphic omitted] MORE INFORMATION
                                 ABOUT RISK

DERIVATIVES RISK

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. The Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

   o The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.
   o The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.
   o There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives.
   o There may not be a liquid secondary market for derivatives.
   o Trading restrictions or limitations may be imposed by an exchange.
   o Government regulations may restrict trading in derivatives.
   o The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counterparty risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EQUITY RISK

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause the Fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

EXCHANGE TRADED FUND RISK

The Fund may purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

6 PROSPECTUS

--------------------------------------------------------------------------------
MORE INFORMATION ABOUT FUND INVESTMENTS
--------------------------------------------------------------------------------

FOREIGN SECURITY RISK

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, the Fund cannot guarantee that it will achieve its investment goal.

[magnifier graphic omitted] INVESTMENT ADVISER

Trusco Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Fund. As of December 31, 2003, Trusco had approximately $50.2 billion in assets under management. For the fiscal period ended December 31, 2003, the Adviser received advisory fees of 0.90% of the Fund's daily net assets.

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

The Adviser may compensate, from its own assets, insurance companies for providing administrative services in connection with the Fund offered under its Contracts.

The Securities and Exchange Commission (SEC) recently adopted new rules and rule amendments under the Investment Advisers Act of 1940, that address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of the Fund.

Information regarding the Adviser's, and thus the Fund's Proxy Voting Policies and Procedures are provided in the Statement of Additional Information. A copy of the Adviser's Proxy Voting Policies and Procedures may be obtained by calling at 1-800-874-4770, Option 5, or by visiting www.sticlassicfunds.com.

                                                                    PROSPECTUS 7

--------------------------------------------------------------------------------
                                              PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

PORTFOLIO MANAGER

Mr. Jeffrey E. Markunas, CFA, has served as Managing Director of Trusco since July 2000, after serving as Senior Vice President of Trusco since January 1999 and Senior Vice President and Director of Equity Management for Crestar Asset Management Company from 1992 until July 2000. Mr. Markunas has managed the Fund since it began operating in December 1999 and is supported by a back-up portfolio manager. He has more than 20 years of investment experience.

[handshake graphic omitted] PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Fund.

HOW TO PURCHASE FUND SHARES

Generally, you may not purchase Fund shares directly. Rather, Fund shares are sold to insurance companies for their separate accounts. Separate accounts are used by insurance companies to fund variable annuity and variable life insurance contracts. As a result, you, as a customer of an insurance company, may allocate value under a Contract to the Fund. An insurance company purchases and redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division, policy loans, repayments and benefit payments to the terms of the Contract at the Fund's net asset value per share calculated as of that same day. Please refer to the Contract prospectus for information on how to make investments and redemptions.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order. The Fund calculates its NAV once each Business Day as of the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV your insurance company must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW THE FUND CALCULATES NAV

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that the market price is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

The Fund holds portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the NAV of these investments may change on days when you cannot purchase or sell Fund shares.

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

HOW TO SELL YOUR FUND SHARES

You may sell or redeem your shares on any Business Day by contacting your insurance company. All redemption requests will be processed and payments will be made within seven days after tender. Your insurance company will give you information about how to sell your shares. The sale price of each share will be the next NAV determined after the insurance company receives your request. Your insurance company or retirement plan sponsor may have different cut-off times for determining NAV. Please refer to the Contract prospectus for information on how to make investments and redemptions.

8 PROSPECTUS

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

SHORT-TERM TRADING

The Fund is not intended as a vehicle for short-term trading. Short-term trading activity may interfere with Fund management and may have an adverse effect on all shareholders. In order to limit short-term trading activity and in other circumstances where it is in the best interests of the Fund, the Fund reserves the right to limit the amount or number of trades or reject, restrict, or refuse purchases if the Fund or its manager(s) believes the Fund would be harmed or unable to invest effectively.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its net investment income quarterly. The Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution. Dividends are paid in the form of additional shares.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its insurance company shareholders. This summary is based on current tax laws, which may change. For more information about the tax consequences of an investment in an insurance contract, see the attached Contract prospectus.

The Fund expects that it will not have to pay income taxes if it distributes all of its income and gains. Net income and realized capital gains that the Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the Contract prospectus.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                    PROSPECTUS 9

--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below for the periods ended December 31, 2002 and 2003 has been audited by PricewaterhouseCoopers LLP. The information for prior periods has been audited by a predecessor independent accounting firm, which has ceased operations. The Reports of Independent Auditors for each such period, along with the Fund's financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The December 31, 2003 Annual Report is available upon request and without charge by calling 1-800-428-6970. The December 31, 2003 Annual Report is incorporated by reference into the Statement of Additional Information.

For the Years or Periods Ended December 31,
For a Share Outstanding Throughout Each Year or Period


                                          NET REALIZED
               NET ASSET      NET            AND                     DIVIDENDS                        TOTAL
                 VALUE,    INVESTMENT     UNREALIZED        TOTAL     FROM NET     DISTRIBUTIONS     DIVIDENDS
               BEGINNING     INCOME     GAINS (LOSSES)      FROM     INVESTMENT    FROM REALIZED       AND
               OF PERIOD     (LOSS)     ON INVESTMENTS   OPERATIONS    INCOME      CAPITAL GAINS   DISTRIBUTIONS
               ---------   ----------   --------------   ----------  ----------   --------------   -------------
----------------------
GROWTH AND INCOME FUND
----------------------
2003 .......     $8.05       $0.08*         $2.04*          $2.12      $(0.07)         $--            $(0.07)
2002 .......     10.21        0.06          (2.16)          (2.10)      (0.06)          --             (0.06)
2001 .......     10.86        0.04          (0.65)          (0.61)      (0.04)          --             (0.04)
2000 .......     10.00        0.07           0.86            0.93       (0.07)          --             (0.07)
1999(1) ....     10.00          --             --              --          --           --                --


                                                                       RATIO OF        RATIO OF
                                                          RATIO OF        NET         EXPENSES TO
                                                            NET       INVESTMENT      AVERAGE NET
               NET ASSET                  NET ASSETS,   EXPENSES TO  INCOME (LOSS)  ASSETS (EXCLUDING   PORTFOLIO
               VALUE, END    TOTAL          END OF        AVERAGE     TO AVERAGE      WAIVERS AND       TURNOVER
               OF PERIOD    RETURN+      PERIOD (000)    NET ASSETS   NET ASSETS     REIMBURSEMENTS)      RATE
               ---------    -------      ------------   -----------  -------------  -----------------  ----------
----------------------
GROWTH AND INCOME FUND
----------------------
2003 .......     $10.10      26.49%         $9,198          1.20%        0.92%           2.20%             22%
2002 .......       8.05     (20.59)          4,354          1.20         0.68            2.56              51
2001 .......      10.21      (5.57)          4,278          1.20         0.47            3.22              27
2000 .......      10.86       9.32           1,784          1.20         0.69            8.04              34
1999(1) ....      10.00         --              10          1.20           --            1.20              --

+ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. RETURNS DO NOT REFLECT CHARGES UNDER YOUR CONTRACT; IF THOSE CHARGES WERE REFLECTED, RETURNS WOULD BE LOWER.
*    AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.
(1) COMMENCED OPERATIONS ON DECEMBER 30, 1999. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

10 PROSPECTUS

--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

                                                                   PROSPECTUS 11

--------------------------------------------------------------------------------
                                                                           NOTES
--------------------------------------------------------------------------------

12 PROSPECTUS

--------------------------------------------------------------------------------
HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC VARIABLE TRUST
--------------------------------------------------------------------------------


STI CLASSIC VARIABLE TRUST


INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303


DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456


LEGAL COUNSEL

Morgan, Lewis & Bockius LLP


More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated May 1, 2004, includes detailed information about the STI Classic Variable Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:
Call 1-800-428-6970

BY MAIL:
Write to the Fund
c/o SEI Investments Distribution Co.
Oaks, Pennsylvania 19456


FROM THE SEC: You can also obtain documents, and other information about the STI Classic Variable Trust, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV. The Fund's Investment Company Act registration number is 811-09032.

                                   PROSPECTUS


                           STI CLASSIC VARIABLE TRUST



                            INTERNATIONAL EQUITY FUND



                                   MAY 1, 2004


                         INVESTMENT ADVISER TO THE FUND:
                 TRUSCO CAPITAL MANAGEMENT, INC. (THE "ADVISER")




                    [STI CLASSIC VARIABLE TRUST logo omitted]


     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
      THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                      [This page left intentionally blank]

PROSPECTUS

--------------------------------------------------------------------------------
ABOUT THIS PROSPECTUS
--------------------------------------------------------------------------------

The STI Classic Variable Trust is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. The Funds are available to the public only through the purchase of certain variable annuity and variable life insurance contracts (Contracts) issued by various life insurance companies. This prospectus gives you important information about the International Equity Fund (Fund) that you should know before investing. Please read this prospectus in conjunction with your Contract prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:


2    INTERNATIONAL EQUITY FUND

2    FUND SUMMARY

2    INVESTMENT STRATEGY

2    WHAT ARE THE PRINCIPAL RISKS OF INVESTING
     IN THIS FUND?

3    PERFORMANCE INFORMATION

4    FUND FEES AND EXPENSES

5    MORE INFORMATION ABOUT RISK

6    MORE INFORMATION ABOUT FUND INVESTMENTS

6    INVESTMENT ADVISER

7    PORTFOLIO MANAGER

7    PURCHASING AND SELLING FUND SHARES

8    DIVIDENDS AND DISTRIBUTIONS

8    TAXES

9    FINANCIAL HIGHLIGHTS

12   HOW TO OBTAIN MORE INFORMATION ABOUT THE
     STI CLASSIC VARIABLE TRUST



--------------------------------------------------------------------------------
[suitcase graphic omitted]          FUND SUMMARY

[telescope graphic omitted]         INVESTMENT STRATEGY

[life preserver graphic omitted]    WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                    THIS FUND?

[bullseye graphic omitted]          PERFORMANCE INFORMATION

[index chart graphic omitted]       WHAT IS AN INDEX?

[coins graphic omitted]             FUND EXPENSES

[magnifier graphic omitted]         INVESTMENT ADVISER

[handshake graphic omitted]         HOW TO PURCHASE FUND SHARES

--------------------------------------------------------------------------------

MAY 1, 2004

                      [This page left intentionally blank]

PROSPECTUS  1

--------------------------------------------------------------------------------
                                                         RISK/RETURN INFORMATION
--------------------------------------------------------------------------------

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that the Adviser believes will help the Fund achieve its goal. Still, investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which it trades. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

2  PROSPECTUS

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

[suitcase graphic omitted] FUND SUMMARY

INVESTMENT GOAL                            Long-term capital appreciation
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                           Foreign common stocks
-------------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                     High
-------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY              Attempts to identify companies with good fundamentals or a history of consistent growth
-------------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                           Investors who want an increase in the value of their investment without regard to income, are willing to accept the increased risks of international investing for the possibility of higher returns, and want exposure to a diversified portfolio of international stocks
-------------------------------------------------------------------------------------------------------------------------------

[telescope graphic omitted] INVESTMENT STRATEGY

The International Equity Fund invests at least 80% of its net assets in common stocks and other equity securities of foreign companies. The Fund invests primarily in developed countries, but may invest in countries with emerging markets. The Adviser's "bottom-up" approach to stock selection focuses on individual stocks and fundamental characteristics of companies. The Adviser's goal is to find companies with top management, quality products and sound financial positions, or a history of consistent growth in cash flows, sales, operating profits, returns on equity and returns on invested capital. In selecting investments for the Fund, the Adviser diversifies the Fund's investments among at least three foreign countries. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs. In addition, in order to better effect its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

[life preserver graphic omitted] WHAT ARE THE PRINCIPAL RISKS
                                 OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that foreign common stocks may underperform other segments of the equity market or the equity market as a whole.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                                   PROSPECTUS  3

--------------------------------------------------------------------------------
                                                       INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

[bullseye graphic omitted] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT THE IMPACT OF ANY CONTRACT EXPENSES, FEES, OR CHARGES. IF THESE CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN SHOWN.

[bar chart omitted]
[plot points are as follows:]

1997            16.84%
1998            10.80%
1999             8.81%
2000            -3.43%
2001           -17.40%
2002           -18.58%
2003            37.31%

            BEST QUARTER              WORST QUARTER
               18.84%                    -20.89%
             (06/30/03)                (09/30/02)

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2003, TO THOSE OF THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, AND FAR EAST (MSCI[R] EAFE[R]) INDEX.

                                                    SINCE
                               1 YEAR    5 YEARS  INCEPTION*
-------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND      37.31%    -0.60%      3.49%
-------------------------------------------------------------------------------
MSCI[R] EAFE[R] INDEX (REFLECTS
   NO DEDUCTION FOR FEES,
   EXPENSES OR TAXES)          38.59%    -0.05%      3.16%
-------------------------------------------------------------------------------
* THE FUND'S INCEPTION DATE IS NOVEMBER 7, 1996. INDEX RETURNS PROVIDED FROM OCTOBER 31, 1996.


-------------------------------------------------------------------------------
[index chart graphic omitted] WHAT IS AN INDEX?
-------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI[R] EAFE[R] Index is a widely-recognized, market capitalization index that measures market equity performance based upon indices from 21 international and developed countries.

4 PROSPECTUS

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

[coins graphic omitted] FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. THIS TABLE DOES NOT, HOWEVER, INCLUDE ANY SEPARATE ACCOUNT OR CONTRACT EXPENSES, FEES OR CHARGES.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

Investment Advisory Fees                                               1.25%
Other Expenses                                                         2.66%
                                                                       -----
Total Annual Fund Operating Expenses                                   3.91%*
--------------------------------------------------------------------------------
* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                       International Equity Fund -- 1.60%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $163            $980           $1,815         $3,985

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

                                                                    PROSPECTUS 5

--------------------------------------------------------------------------------
                                                     MORE INFORMATION ABOUT RISK
--------------------------------------------------------------------------------

[life preserver graphic omitted] MORE INFORMATION
                                 ABOUT RISK

DERIVATIVES RISK

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. The Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

   o The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.
   o The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.
   o There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives.
   o There may not be a liquid secondary market for derivatives.
   o Trading restrictions or limitations may be imposed by an exchange.
   o Government regulations may restrict trading in derivatives.
   o The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counterparty risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EQUITY RISK

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause the Fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

EXCHANGE TRADED FUND RISK

The Fund may purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

6  PROSPECTUS

--------------------------------------------------------------------------------
MORE INFORMATION ABOUT FUND INVESTMENTS
--------------------------------------------------------------------------------

FOREIGN SECURITY RISK

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, the Fund cannot guarantee that it will achieve its investment goal.

[magnifier graphic omitted] INVESTMENT ADVISER

Trusco Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Fund. As of December 31, 2003, Trusco had approximately $50.2 billion in assets under management. For the fiscal period ended December 31, 2003, the Adviser received advisory fees of 1.25% of the Fund's daily net assets.

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

The Adviser may compensate, from its own assets, insurance companies for providing administrative services in connection with the Fund offered under their Contracts.

The Securities and Exchange Commission (SEC) recently adopted new rules and rule amendments under the Investment Advisers Act of 1940, that address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of the Fund.

Information regarding the Adviser's, and thus the Fund's Proxy Voting Policies and Procedures are provided in the Statement of Additional Information. A copy of the Adviser's Proxy Voting Policies and Procedures may be obtained by calling at 1-800-874-4770, Option 5, or by visiting www.sticlassicfunds.com.

                                                                   PROSPECTUS  7

--------------------------------------------------------------------------------
                                                   PURCHASING AND SELLING SHARES
--------------------------------------------------------------------------------

PORTFOLIO MANAGER

Mr. Chad Deakins, CFA, has served as Vice President of Trusco since May 1996. He has managed the Fund since May 2000 and is supported by a back-up portfolio manager. Prior to joining Trusco, Mr. Deakins worked at SunTrust Bank. He has more than 10 years of investment experience.

[handshake graphic omitted] PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Fund.

HOW TO PURCHASE FUND SHARES

Generally, you may not purchase Fund shares directly. Rather, Fund shares are sold to insurance companies for their separate accounts. Separate accounts are used by insurance companies to fund variable annuity and variable life insurance contracts. As a result, you, as a customer of an insurance company, may allocate value under a Contract to the Fund. An insurance company purchases and redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division, policy loans, repayments and benefit payments to the terms of the Contract at the Fund's net asset value per share calculated as of that same day. Please refer to the Contract prospectus for information on how to make investments and redemptions.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order. The Fund calculates its NAV once each Business Day as of the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV your insurance company must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW THE FUND CALCULATES NAV

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that the market price is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

The Fund holds portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the NAV of these investments may change on days when you cannot purchase or sell Fund shares.

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

HOW TO SELL YOUR FUND SHARES

You may sell or redeem your shares on any Business Day by contacting your insurance company. All redemption requests will be processed and payments will be made within seven days after tender. Your insurance company will give you information about how to sell your shares. The sale price of each share will be the next NAV determined after the insurance company receives your request. Your insurance company or retirement plan sponsor may have different cut-off times for determining NAV. Please refer to the Contract prospectus for information on how to make investments and redemptions.

8  PROSPECTUS

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

SHORT-TERM TRADING

The Fund is not intended as a vehicle for short-term trading. Short-term trading activity may interfere with Fund management and may have an adverse effect on all shareholders. In order to limit short-term trading activity and in other circumstances where it is in the best interests of the Fund, the Fund reserves the right to limit the amount or number of trades or reject, restrict, or refuse purchases if the Fund or its manager(s) believes the Fund would be harmed or unable to invest effectively.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its net investment income annually. The Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution. Dividends are paid in the form of additional shares.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its insurance company shareholders. This summary is based on current tax laws, which may change. For more information about the tax consequences of an investment in an insurance contract, see the attached Contract prospectus.

The Fund expects that it will not have to pay income taxes if they distribute all of its income and gains. Net income and realized capital gains that the Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the Contract prospectus.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                   PROSPECTUS  9

--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below for the periods ended December 31, 2002 and 2003 has been audited by PricewaterhouseCoopers LLP. The information for prior periods has been audited by a predecessor independent accounting firm, which has ceased operations. The Reports of Independent Auditors for each such period, along with the Fund's financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The December 31, 2003 Annual Report is available upon request and without charge by calling 1-800-428-6970. The December 31, 2003 Annual Report is incorporated by reference into the Statement of Additional Information.

For the Years or Periods Ended December 31,
For a Share Outstanding Throughout Each Year or Period

                                    NET REALIZED
            NET ASSET       NET          AND                     DIVIDENDS                        TOTAL
              VALUE,    INVESTMENT   UNREALIZED        TOTAL      FROM NET     DISTRIBUTIONS    DIVIDENDS
            BEGINNING     INCOME    GAINS (LOSSES)      FROM     INVESTMENT    FROM REALIZED       AND
            OF PERIOD     (LOSS)    ON INVESTMENTS   OPERATIONS    INCOME      CAPITAL GAINS  DISTRIBUTIONS
          ------------    -------   ---------------  ---------- ------------  --------------  --------------
-------------------------
INTERNATIONAL EQUITY FUND
-------------------------
2003........  $6.92        $0.07*      $2.50*          $2.57       $(0.06)           $--         $(0.06)
2002........  $8.55         0.02       (1.61)          (1.59)          --          (0.04)         (0.04)
2001........  10.36           --       (1.80)          (1.80)          --          (0.01)         (0.01)
2000........  13.93         0.08       (0.58)          (0.50)          --          (3.07)         (3.07)
1999........  13.05         0.03        1.11            1.14        (0.07)         (0.19)         (0.26)


                                                                   RATIO OF          RATIO OF
                                                      RATIO OF        NET           EXPENSES TO
                                                         NET       INVESTMENT       AVERAGE NET
            NET ASSET                  NET ASSETS,   EXPENSES TO  INCOME (LOSS)  ASSETS (EXCLUDING  PORTFOLIO
            VALUE, END      TOTAL        END OF        AVERAGE     TO AVERAGE       WAIVERS AND     TURNOVER
            OF PERIOD      RETURN+    PERIOD (000)    NET ASSETS   NET ASSETS     REIMBURSEMENTS)     RATE
            ----------    --------   -------------  ------------  -------------  -----------------  ---------
-------------------------
INTERNATIONAL EQUITY FUND
--------------------------
2003........  $9.43         37.31%       $6,920          1.60%        0.99%           3.91%             75%
2002........   6.92        (18.58)**      6,230          1.60         0.27            2.59             115
2001........   8.55        (17.40)        9,544          1.60         0.25            2.32              92
2000........  10.36         (3.43)       11,972          1.60         0.64            2.08             126
1999........  13.93          8.81        18,268          1.60         0.42            1.99             207

+ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. RETURNS DO NOT REFLECT CHARGES UNDER YOUR CONTRACT; IF THOSE CHARGES WERE REFLECTED, RETURNS WOULD BE LOWER.
*  AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.
** TOTAL RETURN WOULD HAVE BEEN (18.70)% WITHOUT PAYMENT BY AFFILIATE. DURING
   THE FISCAL YEAR ENDED DECEMBER 31, 2002, THE INTERNATIONAL EQUITY FUND WAS REIMBURSED BY THE ADVISER FOR LOSSES INCURRED OF $5,807 DUE TO THE SALE OF SHARES IN SEVERAL REGISTERED INVESTMENT COMPANIES WHICH WERE INADVERTENTLY PURCHASED IN EXCESS OF THE AMOUNT PERMITTED UNDER APPLICABLE SECURITIES
   AND EXCHANGE COMMISSION RULES.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

10  PROSPECTUS

--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

                                                                  PROSPECTUS  11

--------------------------------------------------------------------------------
                                                                           NOTES
--------------------------------------------------------------------------------

12  PROSPECTUS

--------------------------------------------------------------------------------
HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC VARIABLE TRUST
--------------------------------------------------------------------------------

STI CLASSIC VARIABLE TRUST


INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303


DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456


LEGAL COUNSEL

Morgan, Lewis & Bockius LLP


More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated May 1, 2004, includes detailed information about the STI Classic Variable Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:
Call 1-800-428-6970

BY MAIL:
Write to the Fund
c/o SEI Investments Distribution Co.
Oaks, Pennsylvania 19456


FROM THE SEC: You can also obtain documents, and other information about the STI Classic Variable Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov. The Fund's Investment Company Act registration number is 811-09032.

                                   PROSPECTUS


                           STI CLASSIC VARIABLE TRUST



                           INVESTMENT GRADE BOND FUND



                                   MAY 1, 2004


                         INVESTMENT ADVISER TO THE FUND:
                 TRUSCO CAPITAL MANAGEMENT, INC. (THE "ADVISER")




                    STI CLASSIC VARIABLE TRUST logo omitted



     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
      THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                      [This page left intentionally blank]

PROSPECTUS

----------------------------
ABOUT THIS PROSPECTUS
----------------------------

The STI Classic Variable Trust is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. The Funds are available to the public only through the purchase of certain variable annuity and variable life insurance contracts (Contracts) issued by various life insurance companies. This prospectus gives you important information about the Investment Grade Bond Fund (Fund) that you should know before investing. Please read this prospectus in conjunction with your Contract prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:



2   INVESTMENT GRADE BOND FUND

2   FUND SUMMARY

2   INVESTMENT STRATEGY

2   WHAT ARE THE PRINCIPAL RISKS OF INVESTING
    IN THIS FUND?

3   PERFORMANCE INFORMATION

4   FUND FEES AND EXPENSES

5   MORE INFORMATION ABOUT RISK

5   MORE INFORMATION ABOUT FUND INVESTMENTS

6   INVESTMENT ADVISER

6   PORTFOLIO MANAGERS

7   PURCHASING AND SELLING FUND SHARES

8   DIVIDENDS AND DISTRIBUTIONS

8   TAXES

9   FINANCIAL HIGHLIGHTS

12  HOW TO OBTAIN MORE INFORMATION ABOUT THE
    STI CLASSIC VARIABLE TRUST
--------------------------------------------------------------------------------
[suitcase graphic omitted]          FUND SUMMARY

[telescope graphic omitted]         INVESTMENT STRATEGY

[life preserver graphic omitted]    WHAT ARE THE PRINCIPAL RISKS OF INVESTING
                                    IN THIS FUND?

[bullseye graphic omitted]          PERFORMANCE INFORMATION

[index chart graphic omitted]       WHAT IS AN INDEX?

[coins graphic omitted]             FUND EXPENSES

[magnifier graphic omitted]         INVESTMENT ADVISER

[handshake graphic omitted]         HOW TO PURCHASE FUND SHARES

--------------------------------------------------------------------------------

MAY 1, 2004

                      [This page left intentionally blank]

                                                                   PROSPECTUS  1

--------------------------------------------------------------------------------
                                                         RISK/RETURN INFORMATION
--------------------------------------------------------------------------------

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that the Adviser believes will help the Fund achieve its goal. Still, investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which it trades. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

2  PROSPECTUS

--------------------------------------------------------------------------------
INVESTMENT GRADE BOND FUND
--------------------------------------------------------------------------------


[suitcase graphic omitted] FUND SUMMARY

INVESTMENT GOAL                             High total return through current income and capital appreciation, while preserving the principal amount invested
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Investment grade U.S. government and corporate debt securities
------------------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify relatively inexpensive securities in a selected market index
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want to receive income from their investment, as well as an increase in the value of the investment
------------------------------------------------------------------------------------------------------------------------------------

[telescope graphic omitted] INVESTMENT STRATEGY

The Investment Grade Bond Fund invests at least 80% of its net assets in investment grade fixed income securities. The Adviser focuses on corporate debt securities, U.S. Treasury obligations, and mortgage-backed securities. In selecting investments for the Fund, the Adviser tries to minimize risk while attempting to outperform selected market indices. Currently, the Adviser's selected index is the Lehman Brothers U.S. Government/Credit Index, a widely-recognized, unmanaged index of investment grade government and corporate debt securities. The Adviser seeks to invest more in portions of the Index that seem relatively inexpensive, and less in those that seem expensive. The Adviser allocates the Fund's investments among various market sectors based on the Adviser's analysis of historical data, yield information and credit ratings. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs. In addition, in order to better effect its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

[life preserver graphic omitted] WHAT ARE THE PRINCIPAL RISKS
                                 OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                                   PROSPECTUS  3

--------------------------------------------------------------------------------
                                                      INVESTMENT GRADE BOND FUND
--------------------------------------------------------------------------------

[bullseye graphic omitted] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT THE IMPACT OF ANY CONTRACT EXPENSES, FEES OR CHARGES. IF THESE CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN SHOWN.

[bar chart omitted]
[plot points are as follows:]

1996                2.29%
1997                8.84%
1998                9.38%
1999               -1.67%
2000                6.32%
2001                9.20%
2002                7.40%
2003                3.51%

            BEST QUARTER              WORST QUARTER
                5.32%                    -2.02%
             (09/30/98)                (03/31/96)

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2003, TO THOSE OF THE LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX, LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND THE LIPPER INTERMEDIATE INVESTMENT-GRADE DEBT FUNDS OBJECTIVE.
                                                    SINCE
                              1 YEAR    5 YEARS   INCEPTION*
--------------------------------------------------------------------------------
INVESTMENT GRADE
   BOND FUND                  3.51%      4.88%      5.89%
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S.
   GOVERNMENT/CREDIT
   INDEX (REFLECTS NO
   DEDUCTION FOR FEES,
   EXPENSES OR TAXES)         4.68%      6.65%      7.28%
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S.
   AGGREGATE BOND INDEX
   (REFLECTS NO DEDUCTION
   FOR FEES, EXPENSES
   OR TAXES)                  4.11%      6.62%      7.20%
--------------------------------------------------------------------------------
LIPPER INTERMEDIATE
   INVESTMENT-GRADE
   DEBT FUNDS AVERAGE
   (REFLECTS NO DEDUCTION
   FOR TAXES)                 4.55%      5.82%     6.17%
--------------------------------------------------------------------------------
* THE FUND'S INCEPTION DATE IS OCTOBER 2, 1995. INDEX RETURNS PROVIDED FROM SEPTEMBER 30, 1995.


--------------------------------------------------------------------------------
[index chart graphic omitted] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized composite made up of the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index which include U.S. government, Treasury, and agency securities, as well as high grade corporate bonds. The Lehman Brothers U.S. Aggregate Bond Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Intermediate Investment-Grade Debt Funds Objective is a widely-recognized, equally weighted average that invests primarily in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. The number of funds in the Objective varies.

4  PROSPECTUS

--------------------------------------------------------------------------------
INVESTMENT GRADE BOND FUND
--------------------------------------------------------------------------------

[coins graphic omitted] FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. THIS TABLE DOES NOT, HOWEVER, INCLUDE ANY SEPARATE ACCOUNT OR CONTRACT EXPENSES, FEES OR CHARGES.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Investment Advisory Fees                                               0.74%
Other Expenses                                                         0.51%
                                                                       -----
Total Annual Fund Operating Expenses                                   1.25%*
--------------------------------------------------------------------------------
* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                      Investment Grade Bond Fund -- 0.75%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $77             $347            $638          $1,467

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                                   PROSPECTUS  5

--------------------------------------------------------------------------------
MORE INFORMATION ABOUT RISK
--------------------------------------------------------------------------------

[life preserver graphic omitted] MORE INFORMATION
                                 ABOUT RISK

DERIVATIVES RISK

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. The Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

  o The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.
  o The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.
  o There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives.
  o  There may not be a liquid secondary market for derivatives.
  o  Trading restrictions or limitations may be imposed by an exchange.
  o  Government regulations may restrict trading in derivatives.
  o The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counterparty risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.


EXCHANGE TRADED FUND RISK

The Fund may purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

FIXED INCOME RISK

The market value of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable to make timely payments of either principal or interest.

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in

                                                                    PROSPECTUS 6

--------------------------------------------------------------------------------
INVESTMENT ADVISER
--------------------------------------------------------------------------------

this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, the Fund cannot guarantee that it will achieve its investment goal.

[magnifier graphic omitted] INVESTMENT ADVISER

Trusco Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Fund. As of December 31, 2003, Trusco had approximately $50.2 billion in assets under management. For the fiscal period ended December 31, 2003, the Adviser received advisory fees of 0.74% of the Fund's daily net assets.

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

The Adviser may compensate, from its own assets, insurance companies for providing administrative services in connection with the Fund offered under their Contracts.

The Securities and Exchange Commission (SEC) recently adopted new rules and rule amendments under the Investment Advisers Act of 1940, that address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of the Fund.

Information regarding the Adviser's, and thus the Fund's Proxy Voting Policies and Procedures are provided in the Statement of Additional Information. A copy of the Adviser's Proxy Voting Policies and Procedures may be obtained by calling at 1-800-874-4770, Option 5, or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGERS

Mr. L. Earl Denney, CFA, has served as Managing Director of Trusco since July 2000, after serving as Managing Director of STI Capital Management, N.A. since 1983. Mr. Denney has co-managed the Fund since it began operating in October 1995. He has more than 27 years of investment experience.

Mr. Charles B. Leonard, CFA, FLMI, has served as Managing Director of Trusco since July 2000, after serving as Senior Vice President since joining Trusco in 1986. Mr. Leonard has also served as Co-Head of Fixed Income Strategy at Trusco since May 2002. He has co-managed the Fund since May 2003. He has more than 34 years of investment experience.

                                                                    PROSPECTUS 7

--------------------------------------------------------------------------------
                                              PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

[handshake graphic omitted] PURCHASING AND SELLING
                            FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Fund.

HOW TO PURCHASE FUND SHARES

Generally, you may not purchase Fund shares directly. Rather, Fund shares are sold to insurance companies for their separate accounts. Separate accounts are used by insurance companies to fund variable annuity and variable life insurance contracts. As a result, you, as a customer of an insurance company, may allocate value under a Contract to the Fund. An insurance company purchases and redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division, policy loans, repayments and benefit payments to the terms of the Contract at the Fund's net asset value per share calculated as of that same day. Please refer to the Contract prospectus for information on how to make investments and redemptions.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order. The Fund calculates its NAV once each Business Day as of the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV your insurance company must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW THE FUND CALCULATES NAV

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that the market price is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

HOW TO SELL YOUR FUND SHARES

You may sell or redeem your shares on any Business Day by contacting your insurance company. All redemption requests will be processed and payments will be made within seven days after tender. Your insurance company will give you information about how to sell your shares. The sale price of each share will be the next NAV determined after the insurance company receives your request. Your insurance company or retirement plan sponsor may have different cut-off times for determining NAV. Please refer to the Contract prospectus for information on how to make investments and redemptions.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

SHORT-TERM TRADING

The Fund is not intended as a vehicle for short-term trading. Short-term trading activity may interfere with Fund management and may have an adverse effect on all shareholders. In order to limit short-term trading activity and in other circumstances where it is in the best interests of the Fund, the Fund reserves the right to limit the amount or number of trades or reject, restrict,

8  PROSPECTUS

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

or refuse purchases if the Fund or its manager(s) believesthe Fund would be harmed or unable to invest effectively.

DIVIDENDS AND DISTRIBUTIONS

The Investment Grade Bond Fund declares dividends daily and pays dividends monthly.

The Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution. Dividends are paid in the form of additional shares.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its insurance company shareholders. This summary is based on current tax laws, which may change. For more information about the tax consequences of an investment in an insurance contract, see the attached Contract prospectus.

The Fund expects that it will not have to pay income taxes if it distributes all of its income and gains. Net income and realized capital gains that the Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the Contract prospectus.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                   PROSPECTUS  9

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below for the periods ended December 31, 2002 and 2003 has been audited by PricewaterhouseCoopers LLP. The information for prior periods has been audited by a predecessor independent accounting firm, which has ceased operations. The Reports of Independent Auditors for each such period, along with the Fund's financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The December 31, 2003 Annual Report is available upon request and without charge by calling 1-800-428-6970. The December 31, 2003 Annual Report is incorporated by reference into the Statement of Additional Information.

For the Years or Periods Ended December 31,
For a Share Outstanding Throughout Each Year or Period

                                              NET REALIZED
                NET ASSET          NET             AND                         DIVIDENDS                         TOTAL
                  VALUE,        INVESTMENT     UNREALIZED         TOTAL         FROM NET      DISTRIBUTIONS     DIVIDENDS
                BEGINNING         INCOME     GAINS (LOSSES)       FROM         INVESTMENT     FROM REALIZED       AND
                OF PERIOD         (LOSS)     ON INVESTMENTS    OPERATIONS        INCOME       CAPITAL GAINS  DISTRIBUTIONS
                ---------        -------     --------------    ----------    ------------    --------------  -------------
--------------------------
INVESTMENT GRADE BOND FUND
--------------------------
2003....          $10.29          $0.34*          $0.02*          $0.36          $(0.38)            $--          $(0.38)
2002....           10.05           0.44            0.28            0.72           (0.48)             --           (0.48)
2001....            9.69           0.52            0.36            0.88           (0.52)             --           (0.52)
2000....            9.73           0.62           (0.04)           0.58           (0.62)             --           (0.62)
1999....           10.58           0.56           (0.73)          (0.17)          (0.56)          (0.12)          (0.68)


                                                                                RATIO OF        RATIO OF
                                                                 RATIO OF          NET         EXPENSES TO
                                                                   NET         INVESTMENT     AVERAGE NET
                 NET ASSET                     NET ASSETS,      EXPENSES TO  INCOME (LOSS)  ASSETS (EXCLUDING    PORTFOLIO
                 VALUE, END       TOTAL          END OF          AVERAGE       TO AVERAGE     WAIVERS AND        TURNOVER
                 OF PERIOD       RETURN+      PERIOD (000)      NET ASSETS     NET ASSETS    REIMBURSEMENTS)       RATE
                 ---------       -------      ------------      ----------    -----------   -----------------    ---------
--------------------------
INVESTMENT GRADE BOND FUND
--------------------------
2003....          $10.27           3.51%        $20,316            0.75%           3.66%           1.25%            147%
2002....           10.29           7.40          23,126            0.75            4.33            1.28             144
2001....           10.05           9.20          19,559            0.75            5.15            1.32             139
2000....            9.69           6.32          16,890            0.75            6.54            1.26             123
1999....            9.73          (1.67)         21,733            0.75            5.56            1.19             243

+ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. RETURNS DO
  NOT REFLECT CHARGES UNDER YOUR CONTRACT; IF THOSE CHARGES WERE REFLECTED, RETURNS WOULD BE LOWER.
* AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

10  PROSPECTUS

--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

                                                                  PROSPECTUS  11

--------------------------------------------------------------------------------
                                                                           NOTES
--------------------------------------------------------------------------------

12  PROSPECTUS

--------------------------------------------------------------------------------
HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC VARIABLE TRUST
--------------------------------------------------------------------------------


STI CLASSIC VARIABLE TRUST


INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303


DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456


LEGAL COUNSEL

Morgan, Lewis & Bockius LLP


More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated May 1, 2004, includes detailed information about the STI Classic Variable Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT,
OR MORE INFORMATION:

BY TELEPHONE:
Call 1-800-428-6970

BY MAIL:
Write to the Fund
c/o SEI Investments Distribution Co.
Oaks, Pennsylvania 19456


FROM THE SEC: You can also obtain documents, and other information about the STI Classic Variable Trust, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV. The Fund's Investment Company Act registration number is 811-09032.

                                   PROSPECTUS


                           STI CLASSIC VARIABLE TRUST



                               MID-CAP EQUITY FUND



                                   MAY 1, 2004


                         INVESTMENT ADVISER TO THE FUND:
                 TRUSCO CAPITAL MANAGEMENT, INC. (THE "ADVISER")




                    [STI CLASSIC VARIABLE TRUST logo omitted]

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
      THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                      [This page left intentionally blank]

PROSPECTUS

--------------------------------------------------------------------------------
ABOUT THIS PROSPECTUS
--------------------------------------------------------------------------------

The STI Classic Variable Trust is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. The Funds are available to the public only through the purchase of certain variable annuity and variable life insurance contracts (Contracts) issued by various life insurance companies. This prospectus gives you important information about the Mid-Cap Equity Fund (Fund) that you should know before investing. Please read this prospectus in conjunction with your Contract prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:



2    MID-CAP EQUITY FUND

2    FUND SUMMARY

2    INVESTMENT STRATEGY

2    WHAT ARE THE PRINCIPAL RISKS OF INVESTING
     IN THIS FUND?

3    PERFORMANCE INFORMATION

4    FUND FEES AND EXPENSES

5    MORE INFORMATION ABOUT RISK

6    MORE INFORMATION ABOUT FUND INVESTMENTS

6    INVESTMENT ADVISER

7    PORTFOLIO MANAGERS

7    PURCHASING AND SELLING FUND SHARES

8    DIVIDENDS AND DISTRIBUTIONS

8    TAXES

9    FINANCIAL HIGHLIGHTS

12   HOW TO OBTAIN MORE INFORMATION ABOUT THE
     STI CLASSIC VARIABLE TRUST



---------------------------------------------------------------------------
[suitcase graphic omitted]          FUND SUMMARY

[telescope graphic omitted]         INVESTMENT STRATEGY

[life preserver graphic omitted]    WHAT ARE THE PRINCIPAL RISKS OF INVESTING
                                    IN THIS FUND?

[bullseye graphic omitted]          PERFORMANCE INFORMATION

[index chart graphic omitted]       WHAT IS AN INDEX?

[coins graphic omitted]             FUND EXPENSES

[magnifier graphic omitted]         INVESTMENT ADVISER

[handshake graphic omitted]         HOW TO PURCHASE FUND SHARES

----------------------------------------------------------------------------

MAY 1, 2004

                      [This page left intentionally blank]

                                                                   PROSPECTUS  1

--------------------------------------------------------------------------------
                                                        RISK/RETURN INFORMATION
--------------------------------------------------------------------------------

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that the Adviser believes will help the Fund achieve its goal. Still, investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which it trades. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

2  PROSPECTUS

--------------------------------------------------------------------------------
MID-CAP EQUITY FUND
--------------------------------------------------------------------------------

[suitcase graphic omitted] FUND SUMMARY

INVESTMENT GOAL                          Capital appreciation
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                         U.S. mid-cap common stocks
-----------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                   Moderate to high
-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY            Attempts to identify companies with above average growth potential at an attractive price
-----------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                         Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns
-----------------------------------------------------------------------------------------------------------------------

[telescope graphic omitted] INVESTMENT STRATEGY

The Mid-Cap Equity Fund invests at least 80% of its net assets in a diversified portfolio of common stocks and other equity securities of U.S. companies that have small- to mid-sized capitalizations (i.e., companies with market capitalizations of $500 million to $10 billion or companies in the Russell Midcap[R] Index). In selecting investments for the Fund, the Adviser chooses companies that, in its opinion, offer above average stock price appreciation relative to other companies in the same economic sector. The Adviser utilizes proprietary, sector based models to rank stocks in each sector of the small- and mid-cap markets. These models utilize fundamental stock characteristics such as growth rates and cash flows. The Adviser utilizes fundamental research in the creation, maintenance, and enhancement of the sector based models to reflect change in the underlying small- and mid-cap markets.

Risk management is utilized extensively and a critical component of the overall investment process. The strategy is diversified with 100 to 140 stocks in the portfolio. Each stock is generally limited to no more than two percent of the portfolio. The portfolio is managed to reduce tracking error and overall volatility to the benchmark. In addition, in order to better effect its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

[life preserver graphic omitted] WHAT ARE THE PRINCIPAL RISKS
                                 OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small- and mid-cap common stocks may underperform other segments of the equity market or the equity market as a whole. The small- and mid-cap sized capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                                  PROSPECTUS  3

--------------------------------------------------------------------------------
                                                            MID-CAP EQUITY FUND
--------------------------------------------------------------------------------

[bullseye graphic omitted] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT THE IMPACT OF ANY CONTRACT EXPENSES, FEES OR CHARGES. IF THESE CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN SHOWN.

[bar chart omitted]
[plot points are as follows:]

1996            16.05%
1997            22.23%
1998             7.16%
1999            14.00%
2000            -2.93%
2001             2.72%
2002           -28.45%
2003            29.72%

            BEST QUARTER              WORST QUARTER
               24.40%                    -19.81%
             (12/31/98)                (09/30/01)

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2003, TO THOSE OF THE RUSSELL MIDCAP[R] INDEX. PREVIOUSLY, THE FUND'S RETURNS HAD BEEN COMPARED TO THE S&P MID CAP 400[R] INDEX, BUT THE ADVISER BELIEVES THAT THE RUSSELL MIDCAP[R] INDEX BETTER REPRESENTS THE FUND'S INVESTMENT STRATEGY.
                                                            SINCE
                              1 YEAR         5 YEARS      INCEPTION*
-------------------------------------------------------------------------------
MID-CAP EQUITY FUND         -29.72%          1.08%          6.30%
-------------------------------------------------------------------------------
RUSSELL MIDCAP[R]
   INDEX (REFLECTS NO
   DEDUCTION FOR FEES,
   EXPENSES OR TAXES)        40.06%          7.23%         11.60%
-------------------------------------------------------------------------------
S&P MID CAP 400[R]
   INDEX (REFLECTS NO
   DEDUCTION FOR FEES,
   EXPENSES OR TAXES)        35.62%          9.21%         14.05%
-------------------------------------------------------------------------------
* THE FUND'S INCEPTION DATE IS OCTOBER 2, 1995. INDEX RETURNS PROVIDED FROM SEPTEMBER 30, 1995.

--------------------------------------------------------------------------------
[index chart graphic omitted] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell Midcap[R] Index is a widely-recognized index that measures the performance of the 800 smallest companies in the Russell 1000[R] Index, which represent approximately 26% of the total market capitalization of the Russell 1000[R] Index. The Russell 1000[R] Index is a widely-recognized, comprehensive large-cap index measuring the largest 1,000 U.S. incorporated companies. Each security in the the Russell 1000[R] Index is flat-adjusted, market capitalization-weighted to ensure investable positions. The S&P Mid Cap 400[R] Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of 400 domestic mid-cap stocks chosen for market size, liquidity, and industry group representation.

4  PROSPECTUS

--------------------------------------------------------------------------------
MID-CAP EQUITY FUND
--------------------------------------------------------------------------------

[coins graphic omitted] FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. THIS TABLE DOES NOT, HOWEVER, INCLUDE ANY SEPARATE ACCOUNT OR CONTRACT EXPENSES, FEES OR CHARGES.
-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------

Investment Advisory Fees                                               1.15%
Other Expenses                                                         0.69%
                                                                       -----
Total Annual Fund Operating Expenses                                   1.84%*
-------------------------------------------------------------------------------
* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                          Mid-Cap Equity Fund -- 1.15%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $117            $512            $931          $2,102


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

                                                                  PROSPECTUS  5

--------------------------------------------------------------------------------
                                                    MORE INFORMATION ABOUT RISK
--------------------------------------------------------------------------------


[life preserver graphic omitted] MORE INFORMATION
                                 ABOUT RISK
DERIVATIVES RISK

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. The Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

   o The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.
   o The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.
   o There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives.
   o There may not be a liquid secondary market for derivatives.
   o Trading restrictions or limitations may be imposed by an exchange.
   o Government regulations may restrict trading in derivatives.
   o The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counterparty risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.


EQUITY RISK

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause the Fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

EXCHANGE TRADED FUND RISK

The Fund may purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

6  PROSPECTUS

--------------------------------------------------------------------------------
MORE INFORMATION ABOUT FUND INVESTMENTS
--------------------------------------------------------------------------------


MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, the Fund cannot guarantee that it will achieve its investment goal.

[magnifier graphic omitted] INVESTMENT ADVISER

Trusco Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Fund. As of December 31, 2003, Trusco had approximately $50.2 billion in assets under management. For the fiscal period ended December 31, 2003, the Adviser received advisory fees of 11.5% of the Fund's daily net assets.

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

The Adviser may compensate, from its own assets, insurance companies for providing administrative services in connection with the Fund offered under their Contracts.

The Securities and Exchange Commission (SEC) recently adopted new rules and rule amendments under the Investment Advisers Act of 1940, that address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of the Fund.

Information regarding the Adviser's, and thus the Fund's Proxy Voting Policies and Procedures are provided in the Statement of Additional Information. A copy of the Adviser's Proxy Voting Policies and Procedures may be obtained by calling at 1-800-874-4770, Option 5, or by visiting www.sticlassicfunds.com.

                                                                 PROSPECTUS  7

--------------------------------------------------------------------------------
                                            PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS

Mr. Chad Deakins, CFA, has served as Vice President of Trusco since May 1996. He has co-managed the Fund since February 2003. Prior to joining Trusco, Mr. Deakins worked at SunTrust Bank. He has more than 10 years of investment experience.

Mr. Kevin Shea, CFA, has served as a Vice President and Portfolio Manager since joining Trusco in February 2003. He has co-managed the Fund since February 2003. Prior to joining Trusco, Mr. Shea founded D.A. Capital Management in May 2001 and worked at Invesco Capital Management, Inc. from September 1999 to April 2001 where he managed mid-cap products. From 1995 to August 1999, Mr. Shea worked at John Hancock Funds. He has more than 8 years of investment experience.

[handshake graphic omitted] PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Fund.

HOW TO PURCHASE FUND SHARES

Generally, you may not purchase Fund shares directly. Rather, Fund shares are sold to insurance companies for their separate accounts. Separate accounts are used by insurance companies to fund variable annuity and variable life insurance contracts. As a result, you, as a customer of an insurance company, may allocate value under a Contract to the Fund. An insurance company purchases and redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division, policy loans, repayments and benefit payments to the terms of the Contract at the Fund's net asset value per share calculated as of that same day. Please refer to the Contract prospectus for information on how to make investments and redemptions.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order. The Fund calculates its NAV once each Business Day as of the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV your insurance company must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW THE FUND CALCULATES NAV

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that the market price is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

8  PROSPECTUS

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

HOW TO SELL YOUR FUND SHARES

You may sell or redeem your shares on any Business Day by contacting your insurance company. All redemption requests will be processed and payments will be made within seven days after tender. Your insurance company will give you information about how to sell your shares. The sale price of each share will be the next NAV determined after the insurance company receives your request. Your insurance company or retirement plan sponsor may have different cut-off times for determining NAV. Please refer to the Contract prospectus for information on how to make investments and redemptions.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

SHORT-TERM TRADING

The Fund is not intended as a vehicle for short-term trading. Short-term trading activity may interfere with Fund management and may have an adverse effect on all shareholders. In order to limit short-term trading activity and in other circumstances where it is in the best interests of the Fund, the Fund reserves the right to limit the amount or number of trades or reject, restrict, or refuse purchases if the Fund or its manager(s) believes the Fund would be harmed or unable to invest effectively.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its net investment income quarterly. The Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution. Dividends are paid in the form of additional shares.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its insurance company shareholders. This summary is based on current tax laws, which may change. For more information about the tax consequences of an investment in an insurance contract, see the attached Contract prospectus.

The Fund expects that it will not have to pay income taxes if it distributes all of its income and gains. Net income and realized capital gains that the Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the Contract prospectus.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                  PROSPECTUS  9

--------------------------------------------------------------------------------
                                                           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below for the periods ended December 31, 2002 and 2003 has been audited by PricewaterhouseCoopers LLP. The information for prior periods has been audited by a predecessor independent accounting firm, which has ceased operations. The Reports of Independent Auditors for each such period, along with the Fund's financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The December 31, 2003 Annual Report is available upon request and without charge by calling 1-800-428-6970. The December 31, 2003 Annual Report is incorporated by reference into the Statement of Additional Information.

For the Years or Periods Ended December 31,
For a Share Outstanding Throughout Each Year or Period

                                        NET REALIZED
             NET ASSET         NET           AND                    DIVIDENDS                        TOTAL
              VALUE,       INVESTMENT    UNREALIZED        TOTAL     FROM NET    DISTRIBUTIONS     DIVIDENDS
             BEGINNING       INCOME    GAINS (LOSSES)      FROM     INVESTMENT   FROM REALIZED        AND
              OF PERIOD      (LOSS)    ON INVESTMENTS   OPERATIONS    INCOME      CAPITAL GAINS  DISTRIBUTIONS
           -------------   ---------  ---------------   -----------  ---------   --------------- -------------
-------------------
MID-CAP EQUITY FUND
-------------------
2003........    $7.93        $0.05*         $2.30*         $2.35       $(0.05)           $--         $(0.05)
2002........    11.09        (0.04)         (3.11)         (3.15)          --          (0.01)         (0.01)
2001........    13.30           --          (0.19)         (0.19)          --          (2.02)         (2.02)
2000........    15.20        (0.04)         (0.13)         (0.17)          --          (1.73)         (1.73)
1999........    13.56        (0.03)          1.90           1.87           --          (0.23)         (0.23)



                                                                     RATIO OF          RATIO OF
                                                        RATIO OF        NET           EXPENSES TO
                                                          NET        INVESTMENT       AVERAGE NET
              NET ASSET                NET ASSETS,     EXPENSES TO  INCOME (LOSS)  ASSETS (EXCLUDING    PORTFOLIO
             VALUE, END      TOTAL       END OF         AVERAGE      TO AVERAGE        WAIVERS AND      TURNOVER
              OF PERIOD     RETURN+    PERIOD (000)    NET ASSETS    NET ASSETS      REIMBURSEMENTS)      RATE
             ----------    --------   -------------   ------------  ------------   ------------------   ---------
-------------------
MID-CAP EQUITY FUND
-------------------
2003....        $10.23       29.72%      $16,182          1.15%         0.60%             1.84%            182%
2002....          7.93      (28.45)       13,962          1.15         (0.32)             1.72              90
2001....         11.09        2.72        21,938          1.15          0.04              1.66              93
2000....         13.30       (2.93)       23,714          1.15         (0.18)             1.56             106
1999....         15.20       14.00        30,744          1.15         (0.20)             1.50             122

+ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. RETURNS DO
  NOT REFLECT CHARGES UNDER YOUR CONTRACT; IF THOSE CHARGES WERE REFLECTED, RETURNS WOULD BE LOWER.
* AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

10  PROSPECTUS

--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

                                                                 PROSPECTUS  11

--------------------------------------------------------------------------------
                                                                           NOTES
--------------------------------------------------------------------------------

12 PROSPECTUS

--------------------------------------------------------------------------------
HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC VARIABLE TRUST
--------------------------------------------------------------------------------

STI CLASSIC VARIABLE TRUST


INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303


DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456


LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated May 1, 2004, includes detailed information about the STI Classic Variable Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:
Call 1-800-428-6970

BY MAIL:
Write to the Fund
c/o SEI Investments Distribution Co.
Oaks, Pennsylvania 19456


FROM THE SEC: You can also obtain documents, and other information about the STI Classic Variable Trust, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV. The Fund's Investment Company Act registration number is 811-09032.

                                   PROSPECTUS


                           STI Classic Variable Trust



                           SMALL CAP VALUE EQUITY FUND



                                   MAY 1, 2004


                         INVESTMENT ADVISER TO THE FUND:
                 TRUSCO CAPITAL MANAGEMENT, INC. (THE "ADVISER")



                    [STI CLASSIC VARIABLE TRUST logo omitted]

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
      THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                      [This page left intentionally blank]

PROSPECTUS

---------------------
ABOUT THIS PROSPECTUS
---------------------

The STI Classic Variable Trust is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. The Funds are available to the public only through the purchase of certain variable annuity and variable life insurance contracts (Contracts) issued by various life insurance companies. This prospectus gives you important information about the Small Cap Value Equity Fund (Fund) that you should know before investing. Please read this prospectus in conjunction with your Contract prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:


2    SMALL CAP VALUE EQUITY FUND

2    FUND SUMMARY

2    INVESTMENT STRATEGY

2    WHAT ARE THE PRINCIPAL RISKS OF INVESTING
     IN THIS FUND?

2    PERFORMANCE INFORMATION

3    FUND FEES AND EXPENSES

4    MORE INFORMATION ABOUT RISK

5    MORE INFORMATION ABOUT FUND INVESTMENTS

5    INVESTMENT ADVISER

6    PORTFOLIO MANAGER

6    PURCHASING AND SELLING FUND SHARES

7    DIVIDENDS AND DISTRIBUTIONS

7    TAXES

8    FINANCIAL HIGHLIGHTS

12   HOW TO OBTAIN MORE INFORMATION ABOUT THE
     STI CLASSIC VARIABLE TRUST



--------------------------------------------------------------------------------
[suitcase graphic omitted]          FUND SUMMARY

[telescope graphic omitted]         INVESTMENT STRATEGY

[life preserver graphic omitted]    WHAT ARE THE PRINCIPAL RISKS OF INVESTING
                                    IN THIS FUND?

[bullseye graphic omitted]          PERFORMANCE INFORMATION

[index chart graphic omitted]       WHAT IS AN INDEX?

[coins graphic omitted]             FUND EXPENSES

[magnifier graphic omitted]         INVESTMENT ADVISER

[handshake graphic omitted]         HOW TO PURCHASE FUND SHARES

--------------------------------------------------------------------------------

May 1, 2004

                      [This page left intentionally blank]

                                                                    PROSPECTUS 1

--------------------------------------------------------------------------------
                                                         RISK/RETURN INFORMATION
--------------------------------------------------------------------------------

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that the Adviser believes will help the Fund achieve its goal. Still, investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which it trades. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

2  PROSPECTUS

--------------------------------------------------------------------------------
SMALL CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------

[suitcase graphic omitted] FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                        Capital appreciation
  SECONDARY                      Current income
----------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                 U.S. small cap equity securities
----------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY           Moderate
----------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY    Attempts to identify undervalued small cap securities
----------------------------------------------------------------------------------------------------
INVESTOR PROFILE                 Investors who primarily want the value of their investment to grow, but want to receive some income from their investment
----------------------------------------------------------------------------------------------------

[telescope graphic omitted]  INVESTMENT STRATEGY

The Small Cap Value Equity Fund invests at least 80% of its net assets in equity securities of small-sized U.S. companies (i.e., companies with market capitalizations under $2 billion). In selecting investments for the Fund, the Adviser chooses companies that it believes are undervalued in the market relative to the industry sector and the company's own valuation history. The Adviser evaluates potential catalysts that may increase a stock's value to such an extent that the stock no longer meets the Fund's investment criteria. Additionally, all common stocks purchased for the Fund are required to pay a cash dividend. In addition, in order to better effect its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

[life preserver graphic omitted] WHAT ARE THE PRINCIPAL RISKS
                                 OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization equity securities may underperform other segments of the equity market or the equity market as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

[bullseye graphic omitted] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT THE IMPACT OF ANY CONTRACT EXPENSES, FEES OR CHARGES. IF THESE CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN SHOWN.

[bar chart omitted]
[plot points are as follows:]

1998           -12.18%
1999            -4.78%
2000            16.37%
2001            21.48%
2002            -1.20%
2003            38.44%

            Best Quarter              Worst Quarter
               19.34%                    -20.97%
             (06/30/99)                (09/30/98)

                                                                    PROSPECTUS 3

--------------------------------------------------------------------------------
                                                     SMALL CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2003, TO THOSE OF THE RUSSELL 2000[R] VALUE INDEX.

                                                                   Since
                                           1 Year     5 Years    Inception*
--------------------------------------------------------------------------------
SMALL CAP VALUE
  EQUITY FUND                              38.44%      12.98%       7.71%
--------------------------------------------------------------------------------
RUSSELL 2000[R] VALUE
  INDEX (REFLECTS NO DEDUCTION
  FOR FEES, EXPENSES OR TAXES)             46.03%      12.28%       9.45%
--------------------------------------------------------------------------------
* THE FUND'S INCEPTION DATE IS OCTOBER 21, 1997. INDEX RETURNS PROVIDED FROM OCTOBER 31, 1997.


--------------------------------------------------------------------------------
[index chart graphic omitted] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000[R] Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of companies in the Russell 2000[R] Index with lower growth rates and price-to-book ratios. The Russell 2000[R] Index is a widely-recognized, capitalization-weighted index that consists of a subset of the 3,000 largest U.S. companies.


[coins graphic omitted] FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. THIS TABLE DOES NOT, HOWEVER, INCLUDE ANY SEPARATE ACCOUNT OR CONTRACT EXPENSES, FEES OR CHARGES.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

Investment Advisory Fees                                               1.15%
Other Expenses                                                         0.64%
                                                                       -----
Total Annual Fund Operating Expenses                                   1.79%*
--------------------------------------------------------------------------------
* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                      Small Cap Value Equity Fund -- 1.20%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $122            $506            $915          $2,057

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

4  PROSPECTUS

--------------------------------------------------------------------------------
MORE INFORMATION ABOUT RISK
--------------------------------------------------------------------------------

[life preserver graphic omitted] MORE INFORMATION
                                 ABOUT RISK
DERIVATIVES RISK

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. The Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

   o The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.
   o The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.
   o There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives.
   o There may not be a liquid secondary market for derivatives.
   o Trading restrictions or limitations may be imposed by an exchange.
   o Government regulations may restrict trading in derivatives.
   o The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counterparty risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EQUITY RISK

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause the Fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

EXCHANGE TRADED FUND RISK

The Fund may purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

                                                                    PROSPECTUS 5

--------------------------------------------------------------------------------
                                         MORE INFORMATION ABOUT FUND INVESTMENTS
--------------------------------------------------------------------------------

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. The Fund may also invest in investment grade fixed income securities and mid- to large-cap common stocks that would not ordinarily be consistent with the Fund's objective. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, the Fund cannot guarantee that it will achieve its investment goal.

[magnifier graphic omitted] INVESTMENT ADVISER

Trusco Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Fund. As of December 31, 2003, Trusco had approximately $50.2 billion in assets under management. For the fiscal period ended December 31, 2003, the Adviser received advisory fees of 1.15% of the Fund's daily net assets.

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

The Adviser may compensate, from its own assets, insurance companies for providing administrative services in connection with the Fund offered under their Contracts.

The Securities and Exchange Commission (SEC) recently adopted new rules and rule amendments under the Investment Advisers Act of 1940, that address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of the Fund.

Information regarding the Adviser's, and thus the Fund's Proxy Voting Policies and Procedures are provided in the Statement of Additional Information. A copy of the Adviser's Proxy Voting Policies and Procedures may be obtained by calling at 1-800-874-4770, Option 5, or by visiting www.sticlassicfunds.com.

6  PROSPECTUS

--------------------------------------------------------------------------------
PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

PORTFOLIO MANAGER

Mr. Brett Barner, CFA, has served as Managing Director of Trusco since July 2000, after serving as Managing Director of STI Capital Management, N.A. since 1994. He has managed the Fund since it began operating in October 1997 and is supported by a back-up portfolio manager. He has more than 19 years of investment experience.

[handshake graphic omitted] PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Fund.

HOW TO PURCHASE FUND SHARES

Generally, you may not purchase Fund shares directly. Rather, Fund shares are sold to insurance companies for their separate accounts. Separate accounts are used by insurance companies to fund variable annuity and variable life insurance contracts. As a result, you, as a customer of an insurance company, may allocate value under a Contract to the Fund. An insurance company purchases and redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division, policy loans, repayments and benefit payments to the terms of the Contract at the Fund's net asset value per share calculated as of that same day. Please refer to the Contract prospectus for information on how to make investments and redemptions.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order. The Fund calculates its NAV once each Business Day as of the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV your insurance company must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early -- such as on days in advance of certain holidays -- the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW THE FUND CALCULATES NAV

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that the market price is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

                                                                    PROSPECTUS 7

--------------------------------------------------------------------------------
                                           DIVIDENDS AND DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

HOW TO SELL YOUR FUND SHARES

You may sell or redeem your shares on any Business Day by contacting your insurance company. All redemption requests will be processed and payments will be made within seven days after tender. Your insurance company will give you information about how to sell your shares. The sale price of each share will be the next NAV determined after the insurance company receives your request. Your insurance company or retirement plan sponsor may have different cut-off times for determining NAV. Please refer to the Contract prospectus for information on how to make investments and redemptions.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

SHORT-TERM TRADING

The Fund is not intended as a vehicle for short-term trading. Short-term trading activity may interfere with Fund management and may have an adverse effect on all shareholders. In order to limit short-term trading activity and in other circumstances where it is in the best interests of the Fund, the Fund reserves the right to limit the amount or number of trades or reject, restrict, or refuse purchases if the Fund or its manager(s) believes the Fund would be harmed or unable to invest effectively.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its net investment income quarterly. The Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution. Dividends are paid in the form of additional shares.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its insurance company shareholders. This summary is based on current tax laws, which may change. For more information about the tax consequences of an investment in an insurance contract, see the attached Contract prospectus.

The Fund expects that it will not have to pay income taxes if it distributes all of its income and gains. Net income and realized capital gains that the Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the Contract prospectus.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

8  PROSPECTUS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below for the periods ended December 31, 2002 and 2003 has been audited by PricewaterhouseCoopers LLP. The information for prior periods has been audited by a predecessor independent accounting firm, which has ceased operations. The Reports of Independent Auditors for each such period, along with the Fund's financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The December 31, 2003 Annual Report is available upon request and without charge by calling 1-800-428-6970. The December 31, 2003 Annual Report is incorporated by reference into the Statement of Additional Information.

For the Years or Periods Ended December 31,
For a Share Outstanding Throughout Each Year or Period

                                         NET REALIZED
              NET ASSET         NET           AND                    DIVIDENDS                          TOTAL
                VALUE,      INVESTMENT    UNREALIZED        TOTAL     FROM NET     DISTRIBUTIONS      DIVIDENDS
              BEGINNING       INCOME    GAINS (LOSSES)      FROM     INVESTMENT    FROM REALIZED         AND
              OF PERIOD       (LOSS)    ON INVESTMENTS   OPERATIONS    INCOME      CAPITAL GAINS    DISTRIBUTIONS
              ---------     ----------  --------------   ----------  ----------    -------------    --------------
---------------------------
SMALL CAP VALUE EQUITY FUND
---------------------------
2003....        $10.75        $0.07*         $4.05*         $4.12      $(0.07)          $--             $(0.07)
2002....         10.94         0.06          (0.19)         (0.13)      (0.06)           --              (0.06)
2001....          9.12         0.12           1.82           1.94       (0.12)           --              (0.12)
2000....          7.97         0.14           1.15           1.29       (0.14)           --              (0.14)
1999....          8.48         0.10          (0.51)         (0.41)      (0.10)           --              (0.10)


                                                                         RATIO OF           RATIO OF
                                                         RATIO OF           NET           EXPENSES TO
                                                            NET         INVESTMENT        AVERAGE NET
              NET ASSET                  NET ASSETS,    EXPENSES TO    INCOME (LOSS)   ASSETS (EXCLUDING      PORTFOLIO
             VALUE, END       TOTAL        END OF         AVERAGE        TO AVERAGE       WAIVERS AND         TURNOVER
              OF PERIOD      RETURN+    PERIOD (000)     NET ASSETS      NET ASSETS     REIMBURSEMENTS)         RATE
              ---------      -------    ------------    ------------   ------------    -----------------      ---------
---------------------------
SMALL CAP VALUE EQUITY FUND
---------------------------
2003....        $14.80        38.44%       $20,381          1.20%           0.56%             1.79%               27%
2002....         10.75        (1.20)        15,286          1.20            0.55              1.79                17
2001....         10.94        21.48         13,775          1.20            1.05              1.91                55
2000....          9.12        16.37         10,513          1.20            1.69              1.96                72
1999....          7.97        (4.78)        11,047          1.20            1.23              1.83                63

+ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. RETURNS DO NOT REFLECT CHARGES UNDER YOUR CONTRACT; IF THOSE CHARGES WERE REFLECTED, RETURNS WOULD BE LOWER.
*   AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                                                    PROSPECTUS 9

 -------------------------------------------------------------------------------
                                                                           NOTES
 -------------------------------------------------------------------------------

10  PROSPECTUS

--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

                                                                   PROSPECTUS 11

 -------------------------------------------------------------------------------
                                                                           NOTES
 -------------------------------------------------------------------------------

12  PROSPECTUS

--------------------------------------------------------------------------------
HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC VARIABLE TRUST
--------------------------------------------------------------------------------

STI Classic Variable Trust


INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303


DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456


LEGAL COUNSEL

Morgan, Lewis & Bockius LLP


More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated May 1, 2004, includes detailed information about the STI Classic Variable Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:
Call 1-800-428-6970

BY MAIL:
Write to the Fund
c/o SEI Investments Distribution Co.
Oaks, Pennsylvania 19456


FROM THE SEC: You can also obtain documents, and other information about the STI Classic Variable Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov. The Fund's Investment Company Act registration number is 811-09032.

                                   PROSPECTUS


                           STI CLASSIC VARIABLE TRUST



                             VALUE INCOME STOCK FUND



                                   MAY 1, 2004


                         INVESTMENT ADVISER TO THE FUND:
                 TRUSCO CAPITAL MANAGEMENT, INC. (THE "ADVISER")





                    [STI CLASSIC VARIABLE TRUST logo omitted]


    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY
            REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                  [This page left intentionally blank]

PROSPECTUS

--------------------------------------------------------------------------------
ABOUT THIS PROSPECTUS
--------------------------------------------------------------------------------

The STI Classic Variable Trust is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. The Funds are available to the public only through the purchase of certain variable annuity and variable life insurance contracts (Contracts) issued by various life insurance companies. This prospectus gives you important information about the Value Income Stock Fund (Fund) that you should know before investing. Please read this prospectus in conjunction with your Contract prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:


2  VALUE INCOME STOCK FUND

2  FUND SUMMARY

2  INVESTMENT STRATEGY

2  WHAT ARE THE PRINCIPAL RISKS OF INVESTING
   IN THIS FUND?

2  PERFORMANCE INFORMATION

3  FUND FEES AND EXPENSES

4  MORE INFORMATION ABOUT RISK

5  MORE INFORMATION ABOUT FUND INVESTMENTS

5  INVESTMENT ADVISER

6  PORTFOLIO MANAGER

6  PURCHASING AND SELLING FUND SHARES

7  DIVIDENDS AND DISTRIBUTIONS

7  TAXES

8  FINANCIAL HIGHLIGHTS

12 HOW TO OBTAIN MORE INFORMATION ABOUT THE
   STICLASSIC VARIABLE TRUST



--------------------------------------------------------------------------------
[suitcase graphic omitted]        FUND SUMMARY

[telescope graphic omitted]       INVESTMENT STRATEGY

[life preserver graphic omitted]  WHAT ARE THE PRINCIPAL RISKS OF INVESTING
                                  IN THIS FUND?

[bullseye graphic omitted]        PERFORMANCE INFORMATION

[index chart graphic omitted]     WHAT IS AN INDEX?

[coins graphic omitted]           FUND EXPENSES

[magnifier graphic omitted]       INVESTMENT ADVISER

[handshake graphic omitted]       HOW TO PURCHASE FUND SHARES

--------------------------------------------------------------------------------
MAY 1, 2004

                  [This page left intentionally blank]

                                                                   PROSPECTUS  1

--------------------------------------------------------------------------------
                                                         RISK/RETURN INFORMATION
--------------------------------------------------------------------------------

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that the Adviser believes will help the Fund achieve its goal. Still, investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which it trades. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

2  PROSPECTUS

--------------------------------------------------------------------------------
VALUE INCOME STOCK FUND
--------------------------------------------------------------------------------

[suitcase graphic omitted] FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                   Current income
  SECONDARY                                 Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. common stocks
-----------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify high dividend-paying, undervalued stocks
-----------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who are looking for current income and capital appreciation with less volatility than the average stock fund
-----------------------------------------------------------------------------------------------------------------------------

[telescope graphic omitted] INVESTMENT STRATEGY


The Value Income Stock Fund invests at least 80% of its net assets in common stocks and other equity securities of companies. In selecting investments for the Fund, the Adviser primarily chooses U.S. companies that have a market capitalization of at least $2 billion and that have a history of paying regular dividends. The Adviser focuses on dividend-paying stocks that trade below their historical value. The Adviser's "bottom-up" approach to stock selection emphasizes individual stocks over economic trends. In addition, in order to better effect its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

[life preserver graphic omitted] WHAT ARE THE PRINCIPAL RISKS
                                 OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

[bullseye graphic omitted] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT THE IMPACT OF ANY CONTRACT EXPENSES, FEES OR CHARGES. IF THESE CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN SHOWN.

[bar chart omitted]
[plot points are as follows:]

1996            18.64%
1997            26.82%
1998             9.69%
1999            -3.00%
2000            10.43%
2001            -1.14%
2002           -16.98%
2003            23.12%


            BEST QUARTER              WORST QUARTER
               14.80%                    -21.20%
             (06/30/03)                (09/30/02)

                                                                   PROSPECTUS  3

--------------------------------------------------------------------------------
                                                         VALUE INCOME STOCK FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2003, TO THOSE OF THE S&P 500[R]/BARRA VALUE INDEX.

                                                    SINCE
                              1 YEAR    5 YEARS   INCEPTION*
--------------------------------------------------------------------------------
VALUE INCOME STOCK
   FUND                       23.12%      1.60%      8.21%
--------------------------------------------------------------------------------
S&P 500[R]/BARRA VALUE
   INDEX (REFLECTS NO
   DEDUCTION FOR FEES,
   EXPENSES OR TAXES)         31.79%      1.95%      9.61%
--------------------------------------------------------------------------------
* THE FUND'S INCEPTION DATE IS OCTOBER 2, 1995. INDEX RETURNS PROVIDED FROM SEPTEMBER 30, 1995.


--------------------------------------------------------------------------------
[index chart graphic omitted] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500[R]/BARRA Value Index is a widely-recognized index comprised of securities in the S&P 500[R] Index that have lower price-to-book ratios. The S&P 500[R] Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

[coins graphic omitted] FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. THIS TABLE DOES NOT, HOWEVER, INCLUDE ANY SEPARATE ACCOUNT OR CONTRACT EXPENSES, FEES OR CHARGES.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

Investment Advisory Fees                                               0.80%
Other Expenses                                                         0.39%
                                                                       -----
Total Annual Fund Operating Expenses                                   1.19%*
--------------------------------------------------------------------------------
* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                        Value Income Stock Fund -- 0.95%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $97             $354            $631          $1,422

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

4  PROSPECTUS

--------------------------------------------------------------------------------
MORE INFORMATION ABOUT RISK
--------------------------------------------------------------------------------

[life preserver graphic omitted] MORE INFORMATION ABOUT RISK


DERIVATIVES RISK

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. The Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

   o The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.
   o The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.
   o There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives.
   o There may not be a liquid secondary market for derivatives.
   o Trading restrictions or limitations may be imposed by an exchange.
   o Government regulations may restrict trading in derivatives.
   o The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counterparty risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EQUITY RISK

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause the Fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

EXCHANGE TRADED FUND RISK

The Fund may purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF

                                                                  PROSPECTUS   5

--------------------------------------------------------------------------------
                                          MORE INFORMATION ABOUT FUNDINVESTMENTS
--------------------------------------------------------------------------------

generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, the Fund cannot guarantee that it will achieve its investment goal.

[magnifier graphic omitted] INVESTMENT ADVISER

Trusco Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Fund. As of December 31, 2003, Trusco had approximately $50.2 billion in assets under management. For the fiscal period ended December 31, 2003, the Adviser received advisory fees of 0.80% of the Fund's daily net assets.

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.
The Adviser may compensate, from its own assets, insurance companies for providing administrative services in connection with the Fund offered under their Contracts.

The Securities and Exchange Commission (SEC) recently adopted new rules and rule amendments under the Investment Advisers Act of 1940, that address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of the Fund.

Information regarding the Adviser's, and thus the Fund's Proxy Voting Policies and Procedures are provided in the Statement of Additional Information. A copy of the Adviser's Proxy Voting Policies and Procedures may be obtained by calling at 1-800-874-4770, Option 5, or by visiting www.sticlassicfunds.com.

6 PROSPECTUS

--------------------------------------------------------------------------------
PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------


PORTFOLIO MANAGER

Mr. Mills Riddick, CFA, has served as Managing Director of Trusco since July 2000, after serving as Managing Director of STI since 1994. He has managed the Fund since October 1995 and is supported by a back-up portfolio manager. He has more than 22 years of investment experience.

[handshake graphic omitted] PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Fund.

HOW TO PURCHASE FUND SHARES

Generally, you may not purchase Fund shares directly. Rather, Fund shares are sold to insurance companies for their separate accounts. Separate accounts are used by insurance companies to fund variable annuity and variable life insurance contracts. As a result, you, as a customer of an insurance company, may allocate value under a Contract to the Fund. An insurance company purchases and redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division, policy loans, repayments and benefit payments to the terms of the Contract at the Fund's net asset value per share calculated as of that same day. Please refer to the Contract prospectus for information on how to make investments and redemptions.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order. The Fund calculates its NAV once each Business Day as of the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV your insurance company must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW THE FUND CALCULATES NAV

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that the market price is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

HOW TO SELL YOUR FUND SHARES

You may sell or redeem your shares on any Business Day by contacting your insurance company. All redemption requests will be processed and payments will be made within seven days after tender. Your insurance company will give you information about how to sell your shares. The sale price of each share will be the next NAV determined after the insurance company receives your request. Your insurance company or retirement plan sponsor may have different cut-off times for determining NAV. Please refer to the Contract prospectus for information on how to make investments and redemptions.

                                                                  PROSPECTUS   7

--------------------------------------------------------------------------------
                                           DIVIDENDS AND DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.


SHORT-TERM TRADING

The Fund is not intended as a vehicle for short-term trading. Short-term trading activity may interfere with Fund management and may have an adverse effect on all shareholders. In order to limit short-term trading activity and in other circumstances where it is in the best interests of the Fund, the Fund reserves the right to limit the amount or number of trades or reject, restrict, or refuse purchases if the Fund or its manager(s) believes the Fund would be harmed or unable to invest effectively.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its net investment income quarterly. The Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution. Dividends are paid in the form of additional shares.


TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its insurance company shareholders. This summary is based on current tax laws, which may change. For more information about the tax consequences of an investment in an insurance contract, see the attached Contract prospectus.

The Fund expects that it will not have to pay income taxes if it distributes all of its income and gains. Net income and realized capital gains that the Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the Contract prospectus.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

8 PROSPECTUS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below for the periods ended December 31, 2002 and 2003 has been audited by PricewaterhouseCoopers LLP. The information for prior periods has been audited by a predecessor independent accounting firm, which has ceased operations. The Reports of Independent Auditors for each such period, along with the Fund's financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The December 31, 2003 Annual Report is available upon request and without charge by calling 1-800-428-6970. The December 31, 2003 Annual Report is incorporated by reference into the Statement of Additional Information.

For the Years or Periods Ended December 31,
For a Share Outstanding Throughout Each Year or Period


                                     NET REALIZED
          NET ASSET         NET           AND                    DIVIDENDS                        TOTAL
            VALUE,      INVESTMENT    UNREALIZED        TOTAL     FROM NET    DISTRIBUTIONS     DIVIDENDS     NET ASSET
          BEGINNING       INCOME    GAINS (LOSSES)      FROM     INVESTMENT   FROM REALIZED        AND        VALUE, END
          OF PERIOD       (LOSS)    ON INVESTMENTS   OPERATIONS    INCOME     CAPITAL GAINS   DISTRIBUTIONS   OF PERIOD
          ----------    ----------  --------------   ----------  ----------   -------------   -------------   ----------
-----------------------
VALUE INCOME STOCK FUND
-----------------------
2003....    $10.39        $0.17*        $2.21*         $2.38      $(0.17)            $--         $(0.17)       $12.60
2002....     12.70         0.16         (2.31)         (2.15)      (0.16)**           --          (0.16)        10.39
2001....     13.06         0.16         (0.32)         (0.16)      (0.20)             --          (0.20)        12.70
2000....     13.23         0.26          0.98           1.24       (0.26)          (1.15)         (1.41)        13.06
1999....     15.08         0.29         (0.63)         (0.34)      (0.29)          (1.22)         (1.51)        13.23


                                                          RATIO OF          RATIO OF
                                           RATIO OF         NET            EXPENSES TO
                                             NET         INVESTMENT        AVERAGE NET
                         NET ASSETS,     EXPENSES TO    INCOME (LOSS)   ASSETS (EXCLUDING    PORTFOLIO
            TOTAL          END OF          AVERAGE       TO AVERAGE       WAIVERS AND         TURNOVER
           RETURN+      PERIOD (000)      NET ASSETS     NET ASSETS      REIMBURSEMENTS)        RATE
           -------      ------------     ------------   -------------   -----------------    ---------
------------------------
VALUE INCOME STOCK FUND
------------------------
2003....    23.12%         $45,484          0.95%           1.52%             1.19%             54%
2002....   (16.98)          43,899          0.95            1.37              1.13              50
2001....    (1.14)          63,102          0.95            1.20              1.12              73
2000....    10.43           67,594          0.95            2.01              1.06              72
1999....    (3.00)         101,741          0.95            1.95              0.96              80

+ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. RETURNS DO NOT REFLECT CHARGES UNDER YOUR CONTRACT; IF THOSE CHARGES WERE REFLECTED, RETURNS WOULD BE LOWER.
*  AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.
** INCLUDES RETURN OF CAPITAL OF $0.0049 PER SHARE.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                                                    PROSPECTUS 9

--------------------------------------------------------------------------------
                                                                           NOTES
--------------------------------------------------------------------------------

10  PROSPECTUS

--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

                                                                   PROSPECTUS 11

--------------------------------------------------------------------------------
                                                                           NOTES
--------------------------------------------------------------------------------

12  PROSPECTUS

--------------------------------------------------------------------------------
HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC VARIABLE TRUST
--------------------------------------------------------------------------------


STI CLASSIC VARIABLE TRUST



INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303


DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456


LEGAL COUNSEL

Morgan, Lewis & Bockius LLP


More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated May 1, 2004, includes detailed information about the STI Classic Variable Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:
Call 1-800-428-6970

BY MAIL:
Write to the Fund
c/o SEI Investments Distribution Co.
Oaks, Pennsylvania 19456


FROM THE SEC: You can also obtain documents, and other information about the STI Classic Variable Trust, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV. The Fund's Investment Company Act registration number is 811-09032.

                                   PROSPECTUS


                           STI CLASSIC VARIABLE TRUST



                           CAPITAL APPRECIATION FUND
                           INTERNATIONAL EQUITY FUND
                            VALUE INCOME STOCK FUND



                                  MAY 1, 2004


                        INVESTMENT ADVISER TO THE FUNDS:
                TRUSCO CAPITAL MANAGEMENT, INC. (THE "ADVISER")




                    [STI CLASSIC VARIABLE TRUST logo omitted]

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
      THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                      [This page left intentionally blank]

PROSPECTUS

--------------------------------------------------------------------------------
ABOUT THIS PROSPECTUS
--------------------------------------------------------------------------------


The STI Classic Variable Trust is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. The Funds are available to the public only through the purchase of certain variable annuity and variable life insurance contracts (Contracts) issued by various life insurance companies. This prospectus gives you important information about the Capital Appreciation Fund, International Equity Fund and Value Income Stock Fund (Funds) that you should know before investing. Please read this prospectus in conjunction with your Contract prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:


2   CAPITAL APPRECIATION FUND

4   INTERNATIONAL EQUITY FUND

7   VALUE INCOME STOCK FUND

9   MORE INFORMATION ABOUT RISK

10  MORE INFORMATION ABOUT FUND INVESTMENTS

10  INVESTMENT ADVISER

11  PORTFOLIO MANAGERS

11  PURCHASING AND SELLING FUND SHARES

12  DIVIDENDS AND DISTRIBUTIONS

12  TAXES

13  FINANCIAL HIGHLIGHTS

16  HOW TO OBTAIN MORE INFORMATION ABOUT THE
    STI CLASSIC VARIABLE TRUST





--------------------------------------------------------------------------------
[suitcase graphic omitted]          FUND SUMMARY

[telescope graphic omitted]         INVESTMENT STRATEGY

[life preserver graphic omitted]    WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                    THIS FUND?

[bullseye graphic omitted]          PERFORMANCE INFORMATION

[index chart graphic omitted]       WHAT IS AN INDEX?

[coins graphic omitted]             FUND EXPENSES

[magnifier graphic omitted]         INVESTMENT ADVISER

[handshake graphic omitted]         HOW TO PURCHASE FUND SHARES

--------------------------------------------------------------------------------

MAY 1, 2004

                      [This page left intentionally blank]

                                                                   PROSPECTUS  1

--------------------------------------------------------------------------------
                                     RISK/RETURN INFORMATION COMMON TO THE FUNDS
--------------------------------------------------------------------------------

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that the Adviser believes will help a Fund achieve its goal. Still, investing in each Fund involves risk, and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund is based on the market prices of the securities a Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

2  PROSPECTUS

--------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------


[suitcase graphic omitted] FUND SUMMARY

INVESTMENT GOAL                             Capital appreciation
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. common stocks
---------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify companies with above average growth potential
---------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want the value of their investment to grow, but do not need to receive income on their investment
---------------------------------------------------------------------------------------------------------------------------

[telescope graphic omitted] INVESTMENT STRATEGY

The Capital Appreciation Fund invests primarily in U.S. common stocks and other equity securities that the Adviser believes have strong business fundamentals, such as revenue growth, cash flows, and earnings trends. In selecting investments for the Fund, the Adviser chooses companies that it believes have above average growth potential. The Adviser uses a "bottom-up" process based on individual company earnings trends and fundamentals to determine the weighting of the Fund's investments in various equity market sectors. The Adviser's strategy focuses primarily on large-cap stocks but will also utilize mid-cap stocks. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs. In addition, in order to better effect its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.


[life preserver graphic omitted] WHAT ARE THE PRINCIPAL RISKS
                                 OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

[bullseye graphic omitted] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT THE IMPACT OF ANY CONTRACT EXPENSES, FEES OR CHARGES. IF THESE CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN SHOWN.


[bar chart omitted]
[plots points are as follows:]

1996              23.75%
1997              36.54%
1998              28.97%
1999               8.73%
2000               3.07%
2001              -5.34%
2002             -21.89%
2003              18.45%

            BEST QUARTER              WORST QUARTER
               22.64%                    -14.76%
             (12/31/98)                (09/30/01)

                                                                   PROSPECTUS  3

--------------------------------------------------------------------------------
                                                       CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2003, TO THOSE OF THE S&P 500[R] INDEX.

                                                    SINCE
                             1 YEAR     5 YEARS   INCEPTION*
--------------------------------------------------------------------------------
CAPITAL APPRECIATION
   FUND                      18.45%     -0.37%     10.56%
--------------------------------------------------------------------------------
S&P 500[R] INDEX
   (REFLECTS NO
   DEDUCTION FOR FEES,
   EXPENSES OR TAXES)        28.69%     -0.57%      9.86%

--------------------------------------------------------------------------------
* THE FUND'S INCEPTION DATE IS OCTOBER 2, 1995. INDEX RETURNS PROVIDED FROM SEPTEMBER 30, 1995.

--------------------------------------------------------------------------------
[index chart graphic omitted] WHAT IS AN INDEX?
--------------------------------------------------------------------------------

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500[R] Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.


[coins graphic omitted] FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. THIS TABLE DOES NOT, HOWEVER, INCLUDE ANY SEPARATE ACCOUNT OR CONTRACT EXPENSES, FEES OR CHARGES.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

Investment Advisory Fees                                               1.15%
Other Expenses                                                         0.35%
                                                                       -----
Total Annual Fund Operating Expenses                                   1.50%*
--------------------------------------------------------------------------------
* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                       Capital Appreciation Fund -- 1.15%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $117            $440            $785          $1,761


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

4  PROSPECTUS

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------


[suitcase graphic omitted] FUND SUMMARY

INVESTMENT GOAL                            Long-term capital appreciation
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                           Foreign common stocks
-------------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                     High
-------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY              Attempts to identify companies with good fundamentals or a history of consistent growth
-------------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                           Investors who want an increase in the value of their investment without regard to income, are willing to accept the increased risks of international investing for the possibility of higher returns, and want exposure to a diversified portfolio of international stocks
-------------------------------------------------------------------------------------------------------------------------------


[telescope graphic omitted] INVESTMENT STRATEGY

The International Equity Fund invests at least 80% of its net assets in common stocks and other equity securities of foreign companies. The Fund invests primarily in developed countries, but may invest in countries with emerging markets. The Adviser's "bottom-up" approach to stock selection focuses on individual stocks and fundamental characteristics of companies. The Adviser's goal is to find companies with top management, quality products and sound financial positions, or a history of consistent growth in cash flows, sales, operating profits, returns on equity and returns on invested capital. In selecting investments for the Fund, the Adviser diversifies the Fund's investments among at least three foreign countries. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs. In addition, in order to better effect its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

[life preserver graphic omitted] WHAT ARE THE PRINCIPAL RISKS
                                 OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that foreign common stocks may underperform other segments of the equity market or the equity market as a whole.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                                   PROSPECTUS  5

--------------------------------------------------------------------------------
                                                       INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------


[bullseye graphic omitted] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT THE IMPACT OF ANY CONTRACT EXPENSES, FEES, OR CHARGES. IF THESE CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN SHOWN.

[bar chart omitted]
[plot points are as follows:]

1997              16.84%
1998              10.80%
1999               8.81%
2000              -3.43%
2001             -17.40%
2002             -18.58%
2003              37.31%


            BEST QUARTER              WORST QUARTER
               18.84%                    -20.89%
             (06/30/03)                (09/30/02)

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2003, TO THOSE OF THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, AND FAR EAST (MSCI[R] EAFE[R]) INDEX.

                                                    SINCE
                               1 YEAR    5 YEARS  INCEPTION*
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND      37.31%   -0.60%      3.49%
--------------------------------------------------------------------------------
MSCI[R] EAFE[R] INDEX (REFLECTS
   NO DEDUCTION FOR FEES,
   EXPENSES OR TAXES)          38.59%   -0.05%      3.16%
--------------------------------------------------------------------------------
* THE FUND'S INCEPTION DATE IS NOVEMBER 7, 1996. INDEX RETURNS PROVIDED FROM OCTOBER 31, 1996.

--------------------------------------------------------------------------------
[index chart graphic omitted] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI[R] EAFE[R] Index is a widely-recognized, market capitalization index that measures market equity performance based upon indices from 21 international and developed countries.

6  PROSPECTUS

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

[coins graphic omitted] FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. THIS TABLE DOES NOT, HOWEVER, INCLUDE ANY SEPARATE ACCOUNT OR CONTRACT EXPENSES, FEES OR CHARGES.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

Investment Advisory Fees                                               1.25%
Other Expenses                                                         2.66%
                                                                       -----
Total Annual Fund Operating Expenses                                   3.91%*
--------------------------------------------------------------------------------
* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                       International Equity Fund -- 1.60%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $163            $980           $1,815         $3,985


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

                                                                   PROSPECTUS  7

--------------------------------------------------------------------------------
                                                         VALUE INCOME STOCK FUND
--------------------------------------------------------------------------------


[suitcase graphic omitted] FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                  Current income
  SECONDARY                                Capital appreciation
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                           U.S. common stocks
---------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                     Moderate
---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY              Attempts to identify high dividend-paying, undervalued stocks
---------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                           Investors who are looking for current income and capital appreciation with less volatility than the average stock fund
---------------------------------------------------------------------------------------------------------------------------

[telescope graphic omitted] INVESTMENT STRATEGY

The Value Income Stock Fund invests at least 80% of its net assets in common stocks and other equity securities of companies. In selecting investments for the Fund, the Adviser primarily chooses U.S. companies that have a market capitalization of at least $2 billion and that have a history of paying regular dividends. The Adviser focuses on dividend-paying stocks that trade below their historical value. The Adviser's "bottom-up" approach to stock selection emphasizes individual stocks over economic trends. In addition, in order to better effect its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.


[life preserver graphic omitted] WHAT ARE THE PRINCIPAL RISKS
                                 OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

For information about the risks involved when investing in derivatives, see "More Information About Risk."


[bullseye graphic omitted] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT THE IMPACT OF ANY CONTRACT EXPENSES, FEES OR CHARGES. IF THESE CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN SHOWN.

[bar chart omitted]
[plot points are as follows:]

1996             18.64%
1997             26.82%
1998              9.69%
1999             -3.00%
2000             10.43%
2001             -1.14%
2002            -16.98%
2003             23.12%

            BEST QUARTER              WORST QUARTER
               14.80%                    -21.20%
             (06/30/03)                (09/30/02)

8  PROSPECTUS

--------------------------------------------------------------------------------
VALUE INCOME STOCK FUND
--------------------------------------------------------------------------------


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2003, TO THOSE OF THE S&P 500[R]/BARRA VALUE INDEX.

                                                   SINCE
                             1 YEAR    5 YEARS   INCEPTION*
--------------------------------------------------------------------------------
VALUE INCOME STOCK
   FUND                      23.12%      1.60%      8.21%
--------------------------------------------------------------------------------
S&P 500[R]/BARRA VALUE
   INDEX (REFLECTS NO
   DEDUCTION FOR FEES,
   EXPENSES OR TAXES)        31.79%      1.95%      9.61%
--------------------------------------------------------------------------------
* THE FUND'S INCEPTION DATE IS OCTOBER 2, 1995. INDEX RETURNS PROVIDED FROM SEPTEMBER 30, 1995.

--------------------------------------------------------------------------------
[index chart graphic omitted  WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500[R]/BARRA Value Index is a widely-recognized index comprised of securities in the S&P 500[R] Index that have lower price-to-book ratios. The S&P 500[R] Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.


[coins graphic omitted] FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. THIS TABLE DOES NOT, HOWEVER, INCLUDE ANY SEPARATE ACCOUNT OR CONTRACT EXPENSES, FEES OR CHARGES.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

Investment Advisory Fees                                               0.80%
Other Expenses                                                         0.39%
                                                                       -----
Total Annual Fund Operating Expenses                                   1.19%*
--------------------------------------------------------------------------------
* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                        Value Income Stock Fund -- 0.95%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $97             $354            $631          $1,422


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

                                                                   PROSPECTUS  9

--------------------------------------------------------------------------------
                                                     MORE INFORMATION ABOUT RISK
--------------------------------------------------------------------------------


[life preserver graphic omitted] MORE INFORMATION
                                 ABOUT RISK

DERIVATIVES RISK

ALL FUNDS

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. A Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

  o The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.
  o A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.
  o There may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of derivatives.
  o  There may not be a liquid secondary market for derivatives.
  o  Trading restrictions or limitations may be imposed by an exchange.
  o  Government regulations may restrict trading in derivatives.
  o The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counterparty risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.


EQUITY RISK

ALL FUNDS

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a Fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

EXCHANGE TRADED FUND RISK

ALL FUNDS

Each Fund may purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

10  PROSPECTUS

--------------------------------------------------------------------------------
MORE INFORMATION ABOUT FUND INVESTMENTS
--------------------------------------------------------------------------------


FOREIGN SECURITY RISK

INTERNATIONAL EQUITY FUND

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

[magnifier graphic omitted] INVESTMENT ADVISER

Trusco Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Funds. As of December 31, 2003, Trusco had approximately $50.2 billion in assets under management. For the fiscal period ended December 31, 2003, the Adviser received advisory fees of:

   CAPITAL APPRECIATION FUND                 1.54%
   INTERNATIONAL EQUITY FUND                 1.25%
   VALUE INCOME STOCK FUND                   0.80%

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

The Adviser may compensate, from its own assets, insurance companies for providing administrative services in connection with the Funds offered under their Contracts.

The Securities and Exchange Commission (SEC) recently adopted new rules and rule amendments under the Investment Advisers Act of 1940, that address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund.

                                                                  PROSPECTUS  11

--------------------------------------------------------------------------------
                                              PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------


Information regarding the Adviser's, and thus each Fund's Proxy Voting Policies and Procedures are provided in the Statement of Additional Information. A copy of the Adviser's Proxy Voting Policies and Procedures may be obtained by calling at 1-800-874-4770, Option 5, or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGERS

Each of the Funds is managed by co-portfolio managers or by a portfolio manager who is supported by a back-up portfolio manager.

Mr. Chad Deakins, CFA, has served as Vice President of Trusco since May 1996. He has managed the INTERNATIONAL EQUITY FUND since May 2000. Prior to joining Trusco, Mr. Deakins worked at SunTrust Bank. He has more than 10 years of investment experience.

Mr. Robert J. Rhodes, CFA, joined Trusco in 1973. Mr. Rhodes has served as Executive Vice President and head of the equity funds group at Trusco since February 2000, after serving as Director of Research at Trusco from 1980 to 2000. He has managed the CAPITAL APPRECIATION FUND since June 2000. He has more than 31 years of investment experience.

Mr. Mills Riddick, CFA, has served as Managing Director of Trusco since July 2000, after serving as Managing Director of STI Capital Management, N.A. since 1994. He has managed the VALUE INCOME STOCK FUND since October 1995. He has more than 22 years of investment experience.

[handshake graphic omitted] PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Funds.

HOW TO PURCHASE FUND SHARES

Generally, you may not purchase Fund shares directly. Rather, Fund shares are sold to insurance companies for their separate accounts. Separate accounts are used by insurance companies to fund variable annuity and variable life insurance contracts. As a result, you, as a customer of an insurance company, may allocate value under a Contract to the Funds. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division, policy loans, repayments and benefit payments to the terms of the Contract at the Fund's net asset value per share calculated as of that same day. Please refer to the Contract prospectus for information on how to make investments and redemptions.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day as of the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV your insurance company must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Funds reserve the right to calculate NAV as of the earlier closing time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW THE FUNDS CALCULATE NAV

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are unavailable or a Fund thinks that the market price is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

Some Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the NAV of these investments may change on days when you cannot purchase or sell Fund shares.

12  PROSPECTUS

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------


NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

HOW TO SELL YOUR FUND SHARES

You may sell or redeem your shares on any Business Day by contacting your insurance company. All redemption requests will be processed and payments will be made within seven days after tender. Your insurance company will give you information about how to sell your shares. The sale price of each share will be the next NAV determined after the insurance company receives your request. Your insurance company or retirement plan sponsor may have different cut-off times for determining NAV. Please refer to the Contract prospectus for information on how to make investments and redemptions.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

SHORT-TERM TRADING

The Funds are not intended as a vehicle for short-term trading. Short-term trading activity may interfere with Fund management and may have an adverse effect on all shareholders. In order to limit short-term trading activity and in other circumstances where it is in the best interests of a Fund, the Funds reserve the right to limit the amount or number of trades or reject, restrict, or refuse purchases if a Fund or its manager(s) believes the Fund would be harmed or unable to invest effectively.


DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its net investment income as follows:

QUARTERLY
--------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND
VALUE INCOME STOCK FUND

ANNUALLY
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution. Dividends are paid in the form of additional shares.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their insurance company shareholders. This summary is based on current tax laws, which may change. For more information about the tax consequences of an investment in an insurance contract, see the attached Contract prospectus.

The Funds expect that they will not have to pay income taxes if they distribute all of their income and gains. Net income and realized capital gains that the Funds distribute are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Funds and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the Contract prospectus.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                  PROSPECTUS  13

--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below for the periods ended December 31, 2002 and 2003 has been audited by PricewaterhouseCoopers LLP. The information for prior periods has been audited by a predecessor independent accounting firm, which has ceased operations. The Reports of Independent Auditors for each such period, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The December 31, 2003 Annual Report is available upon request and without charge by calling 1-800-428-6970. The December 31, 2003 Annual Report is incorporated by reference into the Statement of Additional Information.

For the Years or Periods Ended December 31,
For a Share Outstanding Throughout Each Year or Period

                                              NET REALIZED
                NET ASSET          NET             AND                         DIVIDENDS                         TOTAL
                  VALUE,        INVESTMENT     UNREALIZED         TOTAL         FROM NET      DISTRIBUTIONS     DIVIDENDS
                BEGINNING         INCOME     GAINS (LOSSES)       FROM         INVESTMENT     FROM REALIZED       AND
                OF PERIOD         (LOSS)     ON INVESTMENTS    OPERATIONS        INCOME       CAPITAL GAINS  DISTRIBUTIONS
                ---------        -------     --------------    ----------    ------------    --------------  -------------
-------------------------
CAPITAL APPRECIATION FUND
-------------------------
2003....          $13.01          $(0.03)*       $2.43*          $2.40             $--             $--             $--
2002....           17.48           (0.07)        (3.74)          (3.81)             --           (0.66)          (0.66)
2001....           20.02           (0.05)        (1.27)          (1.32)             --           (1.22)          (1.22)
2000....           20.27            0.03          0.65            0.68           (0.03)          (0.90)          (0.93)
1999....           20.04            0.04          1.65            1.69           (0.04)          (1.42)          (1.46)
-------------------------
INTERNATIONAL EQUITY FUND
-------------------------
2003....           $6.92           $0.07*        $2.50*          $2.57          $(0.06)            $--          $(0.06)
2002....           $8.55            0.02         (1.61)          (1.59)             --           (0.04)          (0.04)
2001....           10.36              --         (1.80)          (1.80)             --           (0.01)          (0.01)
2000....           13.93            0.08         (0.58)          (0.50)             --           (3.07)          (3.07)
1999....           13.05            0.03          1.11            1.14           (0.07)          (0.19)          (0.26)
-----------------------
VALUE INCOME STOCK FUND
-----------------------
2003....          $10.39           $0.17*        $2.21*          $2.38          $(0.17)            $--          $(0.17)
2002....           12.70            0.16         (2.31)          (2.15)          (0.16)***          --           (0.16)
2001....           13.06            0.16         (0.32)          (0.16)          (0.20)             --           (0.20)
2000....           13.23            0.26          0.98            1.24           (0.26)          (1.15)          (1.41)
1999....           15.08            0.29         (0.63)          (0.34)          (0.29)          (1.22)          (1.51)


                                                                                RATIO OF        RATIO OF
                                                                 RATIO OF         NET          EXPENSES TO
                                                                   NET         INVESTMENT      AVERAGE NET
                 NET ASSET                     NET ASSETS,      EXPENSES TO   INCOME (LOSS) ASSETS (EXCLUDING    PORTFOLIO
                 VALUE, END       TOTAL          END OF          AVERAGE       TO AVERAGE      WAIVERS AND       TURNOVER
                 OF PERIOD       RETURN+      PERIOD (000)      NET ASSETS     NET ASSETS    REIMBURSEMENTS)       RATE
                 ---------       -------      ------------      ----------     ----------    ---------------    ---------
-------------------------
CAPITAL APPRECIATION FUND
-------------------------
2003....          $15.41         18.45%         $59,367            1.15%         (0.21)%          1.50%              91%
2002....           13.01        (21.89)          56,718            1.15          (0.41)           1.46               67
2001....           17.48         (5.34)          86,499            1.15          (0.30)           1.44               88
2000....           20.02          3.07          101,964            1.15           0.17            1.38              105
1999....           20.27          8.73          134,072            1.15           0.20            1.36              168
-------------------------
INTERNATIONAL EQUITY FUND
-------------------------
2003....           $9.43         37.31%          $6,920            1.60%          0.99%           3.91%              75%
2002....            6.92        (18.58)**         6,230            1.60           0.27            2.59              115
2001....            8.55        (17.40)           9,544            1.60           0.25            2.32               92
2000....           10.36         (3.43)          11,972            1.60           0.64            2.08              126
1999....           13.93          8.81           18,268            1.60           0.42            1.99              207
-----------------------
VALUE INCOME STOCK FUND
-----------------------
2003....          $12.60         23.12%         $45,484            0.95%          1.52%           1.19%              54%
2002....           10.39        (16.98)          43,899            0.95           1.37            1.13               50
2001....           12.70         (1.14)          63,102            0.95           1.20            1.12               73
2000....           13.06         10.43           67,594            0.95           2.01            1.06               72
1999....           13.23         (3.00)         101,741            0.95           1.95            0.96               80

+ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. RETURNS DO NOT REFLECT CHARGES UNDER YOUR CONTRACT; IF THOSE CHARGES WERE REFLECTED, RETURNS WOULD BE LOWER.
*   AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.
** TOTAL RETURN WOULD HAVE BEEN (18.70)% WITHOUT PAYMENT BY AFFILIATE. DURING THE FISCAL YEAR ENDED DECEMBER 31, 2002, THE INTERNATIONAL EQUITY FUND WAS REIMBURSED BY THE ADVISER FOR LOSSES INCURRED OF $5,807 DUE TO THE SALE OF SHARES IN SEVERAL REGISTERED INVESTMENT COMPANIES WHICH WERE INADVERTENTLY PURCHASED IN EXCESS OF THE AMOUNT PERMITTED UNDER APPLICABLE SECURITIES AND EXCHANGE COMMISSION RULES.
*** INCLUDES RETURN OF CAPITAL OF $0.0049 PER SHARE.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

14  PROSPECTUS

--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

                                                                  PROSPECTUS  15

--------------------------------------------------------------------------------
                                                                           NOTES
--------------------------------------------------------------------------------

16  PROSPECTUS

--------------------------------------------------------------------------------
HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC VARIABLE TRUST
--------------------------------------------------------------------------------


STI CLASSIC VARIABLE TRUST



INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303


DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456


LEGAL COUNSEL

Morgan, Lewis & Bockius LLP


More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated May 1, 2004, includes detailed information about the STI Classic Variable Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:
Call 1-800-428-6970

BY MAIL:
Write to the Funds
c/o SEI Investments Distribution Co.
Oaks, Pennsylvania 19456


FROM THE SEC: You can also obtain documents, and other information about the STI Classic Variable Trust, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV. The Fund's Investment Company Act registration number is 811-09032.

                                   PROSPECTUS


                           STI CLASSIC VARIABLE TRUST



                            CAPITAL APPRECIATION FUND
                             GROWTH AND INCOME FUND
                               MID-CAP EQUITY FUND
                             VALUE INCOME STOCK FUND



                                   MAY 1, 2004


                        INVESTMENT ADVISER TO THE FUNDS:
                 TRUSCO CAPITAL MANAGEMENT, INC. (THE "ADVISER")




                    [STI CLASSIC VARIABLE TRUST logo omitted]

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
      THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                      [This page left intentionally blank]

PROSPECTUS

--------------------------------------------------------------------------------
ABOUT THIS PROSPECTUS
--------------------------------------------------------------------------------


The STI Classic Variable Trust is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. The Funds are available to the public only through the purchase of certain variable annuity and variable life insurance contracts (Contracts) issued by various life insurance companies. This prospectus gives you important information about the Capital Appreciation Fund, Growth and Income Fund, Mid-Cap Equity Fund and Value Income Stock Fund (Funds) that you should know before investing. Please read this prospectus in conjunction with your Contract prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:


 2   CAPITAL APPRECIATION FUND

 4   GROWTH AND INCOME FUND

 7   MID-CAP EQUITY FUND

10   VALUE INCOME STOCK FUND

12   MORE INFORMATION ABOUT RISK

13   MORE INFORMATION ABOUT FUND INVESTMENTS

13   INVESTMENT ADVISER

14   PORTFOLIO MANAGERS

14   PURCHASING AND SELLING FUND SHARES

15   DIVIDENDS AND DISTRIBUTIONS

15   TAXES

17   FINANCIAL HIGHLIGHTS

20   HOW TO OBTAIN MORE INFORMATION ABOUT THE
     STI CLASSIC VARIABLE TRUST





--------------------------------------------------------------------------------
[suitcase graphic omitted] FUND SUMMARY

[telescope graphic omitted] INVESTMENT STRATEGY

[life preserver graphic omitted] WHAT ARE THE PRINCIPAL RISKS OF INVESTING?

[bullseye graphic omitted] PERFORMANCE INFORMATION

[index chart graphic omitted] WHAT IS AN INDEX?

[coins graphic omitted] FUND EXPENSES

[magnifier graphic omitted] INVESTMENT ADVISER

[handshake graphic omitted] HOW TO PURCHASE FUND SHARES

--------------------------------------------------------------------------------

MAY 1, 2004

                      [This page left intentionally blank]

                                                                   PROSPECTUS  1

--------------------------------------------------------------------------------
                                     RISK/RETURN INFORMATION COMMON TO THE FUNDS
--------------------------------------------------------------------------------


Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that the Adviser believes will help a Fund achieve its goal. Still, investing in each Fund involves risk, and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund is based on the market prices of the securities a Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

2  PROSPECTUS

--------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------


[suitcase graphic omitted] FUND SUMMARY

INVESTMENT GOAL                             Capital appreciation
------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. common stocks
------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify companies with above average growth potential
------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want the value of their investment to grow, but do not need to receive income on their investment
------------------------------------------------------------------------------------------------------------------------


[telescope graphic omitted] INVESTMENT STRATEGY

The Capital Appreciation Fund invests primarily in U.S. common stocks and other equity securities that the Adviser believes have strong business fundamentals, such as revenue growth, cash flows, and earnings trends. In selecting investments for the Fund, the Adviser chooses companies that it believes have above average growth potential. The Adviser uses a "bottom-up" process based on individual company earnings trends and fundamentals to determine the weighting of the Fund's investments in various equity market sectors. The Adviser's strategy focuses primarily on large-cap stocks but will also utilize mid-cap stocks. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs. In addition, in order to better effect its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

[life preserver graphic omitted] WHAT ARE THE PRINCIPAL RISKS
                                 OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

[bullseye graphic omitted] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT THE IMPACT OF ANY CONTRACT EXPENSES, FEES OR CHARGES. IF THESE CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN SHOWN.

[bar chart omitted]
[plot points are as follows:]

1996              23.75%
1997              36.54%
1998              28.97%
1999               8.73%
2000               3.07%
2001              -5.34%
2002             -21.89%
2003              18.45%

            BEST QUARTER              WORST QUARTER
               22.64%                    -14.76%
             (12/31/98)                (09/30/01)

                                                                   PROSPECTUS  3

--------------------------------------------------------------------------------
                                                       CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2003, TO THOSE OF THE S&P 500[R] INDEX.

                                                   SINCE
                             1 YEAR    5 YEARS   INCEPTION*
--------------------------------------------------------------------------------
CAPITAL APPRECIATION
   FUND                      18.45%     -0.37%    10.56%
--------------------------------------------------------------------------------
S&P 500[R] INDEX
   (REFLECTS NO
   DEDUCTION FOR FEES,
   EXPENSES OR TAXES)        28.69%     -0.57%     9.86%
--------------------------------------------------------------------------------
* THE FUND'S INCEPTION DATE IS OCTOBER 2, 1995. INDEX RETURNS PROVIDED FROM SEPTEMBER 30, 1995.


--------------------------------------------------------------------------------
[index chart graphic omitted] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500[R] Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.


[coins graphic omitted] FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. THIS TABLE DOES NOT, HOWEVER, INCLUDE ANY SEPARATE ACCOUNT OR CONTRACT EXPENSES, FEES OR CHARGES.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

Investment Advisory Fees                                               1.15%
Other Expenses                                                         0.35%
                                                                       -----
Total Annual Fund Operating Expenses                                   1.50%*
--------------------------------------------------------------------------------
* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                       Capital Appreciation Fund -- 1.15%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $117            $440            $785          $1,761


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

4  PROSPECTUS

--------------------------------------------------------------------------------
GROWTH AND INCOME FUND
--------------------------------------------------------------------------------


[suitcase graphic omitted] FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                               Long-term capital appreciation
  SECONDARY                             Current income
------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                        Equity securities
------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                  Moderate
------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY           Attempts to identify securities of companies with market capitalizations of at least $1.5 billion with attractive valuation and/or above average earnings potential relative either to their sectors or the market as a whole
------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                        Investors who are looking for capital appreciation potential and some income with less volatility than the equity market as a whole
------------------------------------------------------------------------------------------------------------------------

[telescope graphic omitted] INVESTMENT STRATEGY

The Growth and Income Fund invests primarily in equity securities, including common stocks of domestic companies and listed American Depositary Receipts
(ADRs) of foreign companies, all with market capitalizations of at least $1.5 billion. However, the average market capitalization can vary throughout a full market cycle and will be flexible to allow the Adviser to capture market opportunities. The Adviser uses a quantitative screening process to identify companies with attractive fundamental profiles. The portfolio management team selects stocks of companies with strong financial quality and above average earnings potential to secure the best relative values in each economic sector. In addition, in order to better effect its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

[life preserver graphic omitted] WHAT ARE THE PRINCIPAL RISKS
                                 OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                                   PROSPECTUS  5

--------------------------------------------------------------------------------
                                                          GROWTH AND INCOME FUND
--------------------------------------------------------------------------------


[bullseye graphic omitted] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT THE IMPACT OF ANY CONTRACT EXPENSES, FEES OR CHARGES. IF THESE CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN SHOWN.

[bar chart omitted]
[plot points are as follows:]

2000              9.32%
2001             -5.57%
2002            -20.59%
2003             26.49%


            BEST QUARTER              WORST QUARTER
               14.73%                    -18.63%
             (06/30/03)                (09/30/02)

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2003, TO THOSE OF THE S&P 500[R]/BARRA VALUE INDEX.

                                  1 YEAR     SINCE INCEPTION*
--------------------------------------------------------------------------------
GROWTH AND INCOME FUND            26.49%           0.91%
--------------------------------------------------------------------------------
S&P 500[R]/BARRA VALUE INDEX
(REFLECTS NO DEDUCTION FOR FEES,
EXPENSES OR TAXES)                31.79%          -0.58%
--------------------------------------------------------------------------------
* THE FUND'S INCEPTION DATE IS DECEMBER 30, 1999. INDEX RETURNS PROVIDED FROM DECEMBER 31, 1999.


[index chart graphic omitted] WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500[R]/BARRA Value Index is a widely-recognized index comprised of securities in the S&P 500[R] Index that have lower price-to-book ratios. The S&P 500[R] Index is a widely-recognized, market value-weighted (higher market value stocks have more influence that lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

6  PROSPECTUS

--------------------------------------------------------------------------------
GROWTH AND INCOME FUND
--------------------------------------------------------------------------------


[coins graphic omitted] FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. THIS TABLE DOES NOT, HOWEVER, INCLUDE ANY SEPARATE ACCOUNT OR CONTRACT EXPENSES, FEES OR CHARGES.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

Investment Advisory Fees                                               0.90%
Other Expenses                                                         1.30%
                                                                       -----
Total Annual Fund Operating Expenses                                   2.20%
Fee Waivers and Expense Reimbursements                                (1.00)%
                                                                      -------
Net Expenses*                                                          1.20%*
--------------------------------------------------------------------------------
* THE FUND'S ADVISER HAS CONTRACTUALLY AGREED TO WAIVE FEES AND REIMBURSE EXPENSES UNTIL MAY 1, 2005 IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 1.20%.


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $122            $592           $1,088         $2,456


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                                    PROSPECTUS 7

--------------------------------------------------------------------------------
                                                             MID-CAP EQUITY FUND
--------------------------------------------------------------------------------


[suitcase graphic omitted] FUND SUMMARY

INVESTMENT GOAL                             Capital appreciation
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. mid-cap common stocks
-------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate to high
-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify companies with above average growth potential at an attractive price
-------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns
-------------------------------------------------------------------------------------------------------------------------


[telescope graphic omitted] INVESTMENT STRATEGY

The Mid-Cap Equity Fund invests at least 80% of its net assets in a diversified portfolio of common stocks and other equity securities of U.S. companies that have small- to mid-sized capitalizations (i.e., companies with market capitalizations of $500 million to $10 billion or companies in the Russell Midcap[R] Index). In selecting investments for the Fund, the Adviser chooses companies that, in its opinion, offer above average stock price appreciation relative to other companies in the same economic sector. The Adviser utilizes proprietary, sector based models to rank stocks in each sector of the small- and mid-cap markets. These models utilize fundamental stock characteristics such as growth rates and cash flows. The Adviser utilizes fundamental research in the creation, maintenance, and enhancement of the sector based models to reflect change in the underlying small- and mid-cap markets.

Risk management is utilized extensively and a critical component of the overall investment process. The strategy is diversified with 100 to 140 stocks in the portfolio. Each stock is generally limited to no more than two percent of the portfolio. The portfolio is managed to reduce tracking error and overall volatility to the benchmark. In addition, in order to better effect its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.


[life preserver graphic omitted] WHAT ARE THE PRINCIPAL RISKS
                                 OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small- and mid-cap common stocks may underperform other segments of the equity market or the equity market as a whole. The small- and mid-cap sized capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

8  PROSPECTUS

--------------------------------------------------------------------------------
MID-CAP EQUITY FUND
--------------------------------------------------------------------------------


[bullseye graphic omitted] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT THE IMPACT OF ANY CONTRACT EXPENSES, FEES OR CHARGES. IF THESE CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN SHOWN.

[bar chart omitted]
[plot points are as follows:]

1996             16.05%
1997             22.23%
1998              7.16%
1999             14.00%
2000             -2.93%
2001              2.72%
2002            -28.45%
2003             29.72%

            BEST QUARTER              WORST QUARTER
               24.40%                    -19.81%
             (12/31/98)                (09/30/01)

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2003, TO THOSE OF THE RUSSELL MIDCAP[R] INDEX. PREVIOUSLY, THE FUND'S RETURNS HAD BEEN COMPARED TO THE S&P MID CAP 400[R] INDEX, BUT THE ADVISER BELIEVES THAT THE RUSSELL MIDCAP[R] INDEX BETTER REPRESENTS THE FUND'S INVESTMENT STRATEGY.
                                                   SINCE
                             1 YEAR    5 YEARS   INCEPTION*
--------------------------------------------------------------------------------
MID-CAP EQUITY FUND         -29.72%      1.08%     6.30%
--------------------------------------------------------------------------------
RUSSELL MIDCAP[R]
   INDEX (REFLECTS NO
   DEDUCTION FOR FEES,
   EXPENSES OR TAXES)        40.06%      7.23%    11.60%
--------------------------------------------------------------------------------
S&P MID CAP 400[R]
   INDEX (REFLECTS NO
   DEDUCTION FOR FEES,
   EXPENSES OR TAXES)        35.62%      9.21%    14.05%
--------------------------------------------------------------------------------
* THE FUND'S INCEPTION DATE IS OCTOBER 2, 1995. INDEX RETURNS PROVIDED FROM SEPTEMBER 30, 1995.

--------------------------------------------------------------------------------
[index chart graphic omitted] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell Midcap[R] Index is a widely-recognized index that measures the performance of the 800 smallest companies in the Russell 1000[R] Index, which represent approximately 26% of the total market capitalization of the Russell 1000[R] Index. The Russell 1000[R] Index is a widely-recognized, comprehensive large-cap index measuring the largest 1,000 U.S. incorporated companies. Each security in the the Russell 1000[R] Index is flat-adjusted, market capitalization-weighted to ensure investable positions. The S&P Mid Cap 400[R] Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of 400 domestic mid-cap stocks chosen for market size, liquidity, and industry group representation.

                                                                   PROSPECTUS  9

--------------------------------------------------------------------------------
                                                             MID-CAP EQUITY FUND
--------------------------------------------------------------------------------


[coins graphic omitted] FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. THIS TABLE DOES NOT, HOWEVER, INCLUDE ANY SEPARATE ACCOUNT OR CONTRACT EXPENSES, FEES OR CHARGES.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

Investment Advisory Fees                                               1.15%
Other Expenses                                                         0.69%
                                                                       -----
Total Annual Fund Operating Expenses                                   1.84%*
--------------------------------------------------------------------------------
* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                          Mid-Cap Equity Fund -- 1.15%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $117            $512            $931          $2,102


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

10  PROSPECTUS

--------------------------------------------------------------------------------
VALUE INCOME STOCK FUND
--------------------------------------------------------------------------------


[suitcase graphic omitted] FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                   Current income
  SECONDARY                                 Capital appreciation
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. common stocks
----------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify high dividend-paying, undervalued stocks
----------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who are looking for current income and capital appreciation with less volatility than the average stock fund
----------------------------------------------------------------------------------------------------------------------------


[telescope graphic omitted] INVESTMENT STRATEGY

The Value Income Stock Fund invests at least 80% of its net assets in common stocks and other equity securities of companies. In selecting investments for the Fund, the Adviser primarily chooses U.S. companies that have a market capitalization of at least $2 billion and that have a history of paying regular dividends. The Adviser focuses on dividend-paying stocks that trade below their historical value. The Adviser's "bottom-up" approach to stock selection emphasizes individual stocks over economic trends. In addition, in order to better effect its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.


[life preserver graphic omitted] WHAT ARE THE PRINCIPAL RISKS
                                 OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

[bullseye graphic omitted] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT THE IMPACT OF ANY CONTRACT EXPENSES, FEES OR CHARGES. IF THESE CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN SHOWN.

[bar chart omitted]
[plot points are as follows:]

1996             18.64%
1997             26.82%
1998              9.69%
1999             -3.00%
2000             10.43%
2001             -1.14%
2002            -16.98%
2003             23.12%

            BEST QUARTER              WORST QUARTER
               14.80%                    -21.20%
             (06/30/03)                (09/30/02)

                                                                  PROSPECTUS  11

--------------------------------------------------------------------------------
                                                         VALUE INCOME STOCK FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2003, TO THOSE OF THE S&P 500[R]/BARRA VALUE INDEX.

                                                   SINCE
                             1 YEAR    5 YEARS   INCEPTION*
--------------------------------------------------------------------------------
VALUE INCOME STOCK
   FUND                      23.12%      1.60%     8.21%
--------------------------------------------------------------------------------
S&P 500[R]/BARRA VALUE
   INDEX (REFLECTS NO
   DEDUCTION FOR FEES,
   EXPENSES OR TAXES)        31.79%      1.95%     9.61%
--------------------------------------------------------------------------------
* THE FUND'S INCEPTION DATE IS OCTOBER 2, 1995. INDEX RETURNS PROVIDED FROM SEPTEMBER 30, 1995.

--------------------------------------------------------------------------------
[index chart graphic omitted] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500[R]/BARRA Value Index is a widely-recognized index comprised of securities in the S&P 500[R] Index that have lower price-to-book ratios. The S&P 500[R] Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.


[coins graphic omitted] FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. THIS TABLE DOES NOT, HOWEVER, INCLUDE ANY SEPARATE ACCOUNT OR CONTRACT EXPENSES, FEES OR CHARGES.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

Investment Advisory Fees                                               0.80%
Other Expenses                                                         0.39%
                                                                       -----
Total Annual Fund Operating Expenses                                   1.19%*
--------------------------------------------------------------------------------
* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                        Value Income Stock Fund -- 0.95%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $97             $354            $631          $1,422

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

12  PROSPECTUS

--------------------------------------------------------------------------------
MORE INFORMATION ABOUT RISK
--------------------------------------------------------------------------------


[life preserver graphic omitted] MORE INFORMATION
                                 ABOUT RISK

DERIVATIVES RISK

ALL FUNDS

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. A Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

  o The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.
  o A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.
  o There may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of derivatives.
  o  There may not be a liquid secondary market for derivatives.
  o  Trading restrictions or limitations may be imposed by an exchange.
  o  Government regulations may restrict trading in derivatives.
  o The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counterparty risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.


EQUITY RISK

ALL FUNDS

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a Fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

EXCHANGE TRADED FUND RISK

ALL FUNDS

Each Fund may purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

                                                                  PROSPECTUS  13

--------------------------------------------------------------------------------
                                         MORE INFORMATION ABOUT FUND INVESTMENTS
--------------------------------------------------------------------------------


FOREIGN SECURITY RISK

GROWTH AND INCOME FUND

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

[magnifier graphic omitted] INVESTMENT ADVISER

Trusco Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Funds. As of December 31, 2003, Trusco had approximately $50.2 billion in assets under management. For the fiscal period ended December 31, 2003, the Adviser received advisory fees of:

   CAPITAL APPRECIATION FUND                 1.54%
   GROWTH AND INCOME FUND                    0.90%
   MID-CAP EQUITY FUND                       1.15%
   VALUE INCOME STOCK FUND                   0.80%

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

The Adviser may compensate, from its own assets, insurance companies for providing administrative services in connection with the Funds offered under their Contracts.

The Securities and Exchange Commission (SEC) recently adopted new rules and rule amendments under the Investment Advisers Act of 1940, that address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund.

14  PROSPECTUS

--------------------------------------------------------------------------------
PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------


Information regarding the Adviser's, and thus each Fund's Proxy Voting Policies and Procedures are provided in the Statement of Additional Information. A copy of the Adviser's Proxy Voting Policies and Procedures may be obtained by calling at 1-800-874-4770, Option 5, or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGERS

Each of the Funds is managed by co-portfolio managers or by a portfolio manager who is supported by a back-up portfolio manager.

Mr. Chad Deakins, CFA, has served as Vice President of Trusco since May 1996. He has co-managed the MID-CAP EQUITY FUND since February 2003. Prior to joining Trusco, Mr. Deakins worked at SunTrust Bank. He has more than 10 years of investment experience.

Mr. Jeffrey E. Markunas, CFA, has served as Managing Director of Trusco since July 2000, after serving as Senior Vice President of Trusco since January 1999 and Senior Vice President and Director of Equity Management for Crestar Asset Management Company from 1992 until July 2000. Mr. Markunas has managed the GROWTH AND INCOME FUND since it began operating in December 1999. He has more than 20 years of investment experience.

Mr. Robert J. Rhodes, CFA, joined Trusco in 1973. Mr. Rhodes has served as Executive Vice President and head of the equity funds group at Trusco since February 2000, after serving as Director of Research at Trusco from 1980 to 2000. He has managed the CAPITAL APPRECIATION FUND since June 2000. He has more than 31 years of investment experience.

Mr. Mills Riddick, CFA, has served as Managing Director of Trusco since July 2000, after serving as Managing Director of STI Capital Management, N.A. since 1994. He has managed the VALUE INCOME STOCK FUND since October 1995. He has more than 22 years of investment experience.

Mr. Kevin Shea, CFA, has served as a Vice President and Portfolio Manager since joining Trusco in February 2003. He has co-managed the MID-CAP EQUITY FUND since February 2003. Prior to joining Trusco, Mr. Shea founded D.A. Capital Management in May 2001 and worked at Invesco Capital Management, Inc. from September 1999 to April 2001 where he managed mid-cap products. From 1995 to August 1999, Mr. Shea worked at John Hancock Funds. He has more than 8 years of investment experience.

[handshake graphic omitted] PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Funds.

HOW TO PURCHASE FUND SHARES

Generally, you may not purchase Fund shares directly. Rather, Fund shares are sold to insurance companies for their separate accounts. Separate accounts are used by insurance companies to fund variable annuity and variable life insurance contracts. As a result, you, as a customer of an insurance company, may allocate value under a Contract to the Funds. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division, policy loans, repayments and benefit payments to the terms of the Contract at the Fund's net asset value per share calculated as of that same day. Please refer to the Contract prospectus for information on how to make investments and redemptions.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day as of the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV your insurance

                                                                  PROSPECTUS  15

--------------------------------------------------------------------------------
                                           DIVIDENDS AND DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------


company must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Funds reserve the right to calculate NAV as of the earlier closing time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW THE FUNDS CALCULATE NAV

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are unavailable or a Fund thinks that the market price is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

Some Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the NAV of these investments may change on days when you cannot purchase or sell Fund shares.

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

HOW TO SELL YOUR FUND SHARES

You may sell or redeem your shares on any Business Day by contacting your insurance company. All redemption requests will be processed and payments will be made within seven days after tender. Your insurance company will give you information about how to sell your shares. The sale price of each share will be the next NAV determined after the insurance company receives your request. Your insurance company or retirement plan sponsor may have different cut-off times for determining NAV. Please refer to the Contract prospectus for information on how to make investments and redemptions.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

SHORT-TERM TRADING

The Funds are not intended as a vehicle for short-term trading. Short-term trading activity may interfere with Fund management and may have an adverse effect on all shareholders. In order to limit short-term trading activity and in other circumstances where it is in the best interests of a Fund, the Funds reserve the right to limit the amount or number of trades or reject, restrict, or refuse purchases if a Fund or its manager(s) believes the Fund would be harmed or unable to invest effectively.

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its net investment income quarterly. Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution. Dividends are paid in the form of additional shares.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their insurance company shareholders. This summary is based on current tax laws, which may change. For more information about the tax consequences of an investment in an insurance contract, see the attached Contract prospectus.

16  PROSPECTUS

--------------------------------------------------------------------------------
TAXES
--------------------------------------------------------------------------------


The Funds expect that they will not have to pay income taxes if they distribute all of their income and gains. Net income and realized capital gains that the Funds distribute are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Funds and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the Contract prospectus.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                  PROSPECTUS  17

--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below for the periods ended December 31, 2002 and 2003 has been audited by PricewaterhouseCoopers LLP. The information for prior periods has been audited by a predecessor independent accounting firm, which has ceased operations. The Reports of Independent Auditors for each such period, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The December 31, 2003 Annual Report is available upon request and without charge by calling 1-800-428-6970. The December 31, 2003 Annual Report is incorporated by reference into the Statement of Additional Information.

For the Years or Periods Ended December 31,
For a Share Outstanding Throughout Each Year or Period

                                               NET REALIZED
               NET ASSET           NET              AND                      DIVIDENDS                       TOTAL
                 VALUE,        INVESTMENT       UNREALIZED         TOTAL      FROM NET    DISTRIBUTIONS    DIVIDENDS
               BEGINNING         INCOME       GAINS (LOSSES)       FROM      INVESTMENT   FROM REALIZED       AND
               OF PERIOD         (LOSS)       ON INVESTMENTS     OPERATIONS    INCOME     CAPITAL GAINS  DISTRIBUTIONS
              ------------      --------      ---------------   ----------  ------------  -------------  -------------
-------------------------
CAPITAL APPRECIATION FUND
-------------------------
2003....         $13.01          $(0.03)*          $2.43*          $2.40          $--           $--            $--
2002....          17.48           (0.07)           (3.74)          (3.81)          --         (0.66)         (0.66)
2001....          20.02           (0.05)           (1.27)          (1.32)          --         (1.22)         (1.22)
2000....          20.27            0.03             0.65            0.68        (0.03)        (0.90)         (0.93)
1999....          20.04            0.04             1.65            1.69        (0.04)        (1.42)         (1.46)
----------------------
GROWTH AND INCOME FUND
----------------------
2003....          $8.05           $0.08*           $2.04*          $2.12       $(0.07)          $--         $(0.07)
2002....          10.21            0.06            (2.16)          (2.10)       (0.06)           --          (0.06)
2001....          10.86            0.04            (0.65)          (0.61)       (0.04)           --          (0.04)
2000....          10.00            0.07             0.86            0.93        (0.07)           --          (0.07)
1999(1).          10.00              --               --              --           --            --             --
-------------------
MID-CAP EQUITY FUND
-------------------
2003....          $7.93           $0.05*           $2.30*          $2.35       $(0.05)          $--         $(0.05)
2002....          11.09           (0.04)           (3.11)          (3.15)          --         (0.01)         (0.01)
2001....          13.30              --            (0.19)          (0.19)          --         (2.02)         (2.02)
2000....          15.20           (0.04)           (0.13)          (0.17)          --         (1.73)         (1.73)
1999....          13.56           (0.03)            1.90            1.87           --         (0.23)         (0.23)
-----------------------
VALUE INCOME STOCK FUND
-----------------------
2003....         $10.39           $0.17*           $2.21*          $2.38       $(0.17)          $--         $(0.17)
2002....          12.70            0.16            (2.31)          (2.15)       (0.16)**         --          (0.16)
2001....          13.06            0.16            (0.32)          (0.16)       (0.20)           --          (0.20)
2000....          13.23            0.26             0.98            1.24        (0.26)        (1.15)         (1.41)
1999....          15.08            0.29            (0.63)          (0.34)       (0.29)        (1.22)         (1.51)


                                                                               RATIO OF         RATIO OF
                                                                 RATIO OF        NET          EXPENSES TO
                                                                   NET        INVESTMENT      AVERAGE NET
               NET ASSET                        NET ASSETS,     EXPENSES TO  INCOME (LOSS)  ASSETS (EXCLUDING   PORTFOLIO
               VALUE, END         TOTAL            END OF         AVERAGE     TO AVERAGE       WAIVERS AND      TURNOVER
               OF PERIOD         RETURN+        PERIOD (000)    NET ASSETS    NET ASSETS     REIMBURSEMENTS)      RATE
               ----------       --------       -------------   ------------  -------------  -----------------   ---------
-------------------------
CAPITAL APPRECIATION FUND
-------------------------
2003....         $15.41           18.45%         $59,367            1.15%       (0.21)%           1.50%            91%
2002....          13.01          (21.89)          56,718            1.15        (0.41)            1.46             67
2001....          17.48           (5.34)          86,499            1.15        (0.30)            1.44             88
2000....          20.02            3.07          101,964            1.15         0.17             1.38            105
1999....          20.27            8.73          134,072            1.15         0.20             1.36            168
----------------------
GROWTH AND INCOME FUND
----------------------
2003....         $10.10           26.49%          $9,198            1.20%        0.92%            2.20%            22%
2002....           8.05          (20.59)           4,354            1.20         0.68             2.56             51
2001....          10.21           (5.57)           4,278            1.20         0.47             3.22             27
2000....          10.86            9.32            1,784            1.20         0.69             8.04             34
1999(1).          10.00              --               10            1.20           --             1.20             --
-------------------
MID-CAP EQUITY FUND
-------------------
2003....         $10.23           29.72%         $16,182            1.15%        0.60%            1.84%           182%
2002....           7.93          (28.45)          13,962            1.15        (0.32)            1.72             90
2001....          11.09            2.72           21,938            1.15         0.04             1.66             93
2000....          13.30           (2.93)          23,714            1.15        (0.18)            1.56            106
1999....          15.20           14.00           30,744            1.15        (0.20)            1.50            122
-----------------------
VALUE INCOME STOCK FUND
-----------------------
2003....         $12.60           23.12%         $45,484            0.95%        1.52%            1.19%            54%
2002....          10.39          (16.98)          43,899            0.95         1.37             1.13             50
2001....          12.70           (1.14)          63,102            0.95         1.20             1.12             73
2000....          13.06           10.43           67,594            0.95         2.01             1.06             72
1999....          13.23           (3.00)         101,741            0.95         1.95             0.96             80

+ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. RETURNS DO NOT REFLECT CHARGES UNDER YOUR CONTRACT; IF THOSE CHARGES WERE REFLECTED, RETURNS WOULD BE LOWER. * AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.
**  INCLUDES RETURN OF CAPITAL OF $0.0049 PER SHARE.
(1) COMMENCED OPERATIONS ON DECEMBER 30, 1999. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

18  PROSPECTUS

--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

                                                                  PROSPECTUS  19

--------------------------------------------------------------------------------
                                                                           NOTES
--------------------------------------------------------------------------------

20  PROSPECTUS

--------------------------------------------------------------------------------
HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC VARIABLE TRUST
--------------------------------------------------------------------------------


STI CLASSIC VARIABLE TRUST



INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303


DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456


LEGAL COUNSEL

Morgan, Lewis & Bockius LLP


More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated May 1, 2004, includes detailed information about the STI Classic Variable Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:
Call 1-800-428-6970

BY MAIL:
Write to the Funds
c/o SEI Investments Distribution Co.
Oaks, Pennsylvania 19456


FROM THE SEC: You can also obtain documents, and other information about the STI Classic Variable Trust, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV. The Fund's Investment Company Act registration number is 811-09032.